UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period:  April 30, 2021

Item 1. Reports to Stockholders.

(a)

Weiss Alternative Multi-Strategy Fund

Class K – weisx
Investor Class – weizx

Semi-Annual Report

April 30, 2021

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Dear Shareholders:

The Weiss Alternative Multi-Strategy Fund (the “Fund” or “WEISX”) was launched on December 1, 2015 in response to investors’ search for a daily liquid, actively managed, multi-alternative strategy. The Fund  seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets. This is achieved by using a rigorous, risk-controlled multi-strategy investment approach that seeks to harvest returns from highly liquid and diversified sub-strategies set out below. The Fund is focused on generating the consistency of returns typically associated with fixed income and alternative investment allocations. The Fund’s strategy will seek to benefit from active management, diversification, and liquidity both within and across the following three principal sources. The goal is for all three sources to contribute positively to overall Fund returns over time. The Fund seeks to generate its return from three sources:

•
(1) Core Market Neutral portfolio (“Core portfolio”) – a market neutral, multi-strategy portfolio which consists of approximately 20 fundamentally driven, actively managed, diversified sub-strategies with a sector or asset class focus. Each sub-strategy is market neutral and seeks to benefit from price dispersion instead of market direction.

•	The Core portfolio is complimented by risk-optimized allocation to two overlay components:

o	(2) A highly diversified portfolio of equities, aiming to outperform in positive economic and financial environments (the “Growth component”).

o	(3) An allocation to defensive assets, such as bonds, designed to limit downside loss and duration (the “Defensive component”).

In the trailing 3-month period (February 2021 – April 2021), the Weiss Alternative Multi-Strategy Fund (ticker: WEISX) returned +2.89% net of fees while its benchmark, the Bloomberg Barclays US Aggregate Bond Index declined -1.91%.

In the trailing 3-month period, the Core portfolio of WEISX produced gross returns of +12.57%. During the same timeframe, the Growth component returned +19.12% gross and the Defensive component finished with returns of -4.02% gross. The average gross notional exposure as a percent of Fund capital for the trailing 3-month period across the three components were as follows: Core portfolio (109.22%), Defensive component (75.11%) and Growth component (18.13%).

For the time period detailed in this Semi-Annual report (November 2020 – April 2021), WEISX generated +7.74% on an annualized volatility of 7.06%. In contrast, the benchmark declined -1.52% with a volatility measure of 3.38% as detailed above.

WEISX minimized volatility and limited downside loss during periods of increased financial market instability, particularly as the COVID pandemic entered its second year. The Core portfolio continued to contribute a return stream with low levels of correlation to other asset classes, nicely assisted by strong performance from the pro-cyclical Growth component and staving off poor performance in fixed income securities as a result of inflationary fears.

Sincerely,

/s/ Weiss Portfolio Managers

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). One cannot invest directly in an index.

Duration is defined as a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.

Standard Deviation is defined as a quantity calculated to indicate the extent of deviation for a group as a whole.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value (“NAV”) of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Multi-Strategy Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Expense Example (Unaudited)
April 30, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(11/1/2020 to
	(4/30/2021)	(11/1/2020)	(4/30/2021)	4/30/2021)
Class K
Actual(2)(3)	2.85%	$1,000.00	$1,077.40	$14.68
Hypothetical (5% annual return
before expenses)(4)	2.85%	$1,000.00	$1,010.66	$14.21

Investor Class
Actual(2)(3)	3.20%	$1,000.00	$1,074.60	$16.46
Hypothetical (5% annual return
before expenses)(4)	3.20%	$1,000.00	$1,008.93	$15.94

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from November 1, 2020 through April 30, 2021, of 7.74% and 7.46% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.73 and $9.52, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.50 and $9.25, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
April 30, 2021

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long contingent value rights, long exchange traded funds, long preferred stocks, long warrants, long short-term investments, purchased options, long swap contracts, and long futures contracts as of April 30, 2021. Data expressed excludes securities sold short, written options, and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Swap Contracts, and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap, and futures contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
April 30, 2021

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options and short swap contracts as of April 30, 2021. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited)
April 30, 2021

	Shares	Value
LONG COMMON STOCKS – 41.13%

Aerospace & Defense – 0.06%
Aerojet Rocketdyne Holdings, Inc.	1,149	$53,681
The Boeing Company (a)	5	1,171
Howmet Aerospace, Inc. (a)	28	895
Huntington Ingalls Industries, Inc.	5	1,062
Northrop Grumman Corporation	97	34,381
TransDigm Group, Inc. (a)	17	10,434
		101,624
Air Freight & Logistics – 0.70%
C.H. Robinson Worldwide, Inc.	1,134	110,089
FedEx Corporation	2,214	642,746
Forward Air Corporation	895	79,020
Hub Group, Inc., Class A (a)	2,670	175,472
United Parcel Service, Inc., Class B	819	166,961
XPO Logistics, Inc. (a)	563	78,325
		1,252,613
Airlines – 0.31%
Air Canada (a)(b)	1,734	34,944
Alaska Air Group, Inc. (a)	972	67,204
Copa Holdings SA, Class A (a)(b)	279	24,134
Delta Air Lines, Inc. (a)	161	7,554
Deutsche Lufthansa AG – Reg (a)(b)	6,579	84,990
Ryanair Holdings plc – ADR (a)(b)	751	87,754
Southwest Airlines Company (a)	2,013	126,376
United Airlines Holdings, Inc. (a)	2,244	122,074
		555,030
Auto Components – 0.10%
Adient plc (a)	929	43,050
American Axle & Manufacturing Holdings, Inc. (a)	1,458	13,530
BorgWarner, Inc.	80	3,887
Cooper Tire & Rubber Company	375	21,371
Dana, Inc.	644	16,293
Lear Corporation	38	6,986
Magna International, Inc. (b)	731	69,021
QuantumScape Corporation (a)	241	8,806
		182,944
Automobiles – 0.21%
Daimler AG – Reg (b)	693	61,676
Ford Motor Company (a)	10,857	125,290

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Automobiles – 0.21% (Continued)
General Motors Company (a)	2,852	$163,192
Stellantis NV (b)	702	11,632
Tesla, Inc. (a)	18	12,770
		374,560
Banks – 2.02%
Banco Comercial Portugues SA (a)(b)	450,755	67,403
Bank of America Corporation	761	30,843
Banner Corporation	1,451	82,475
CIT Group, Inc.	93	4,956
Citigroup, Inc.	17	1,211
Citizens Financial Group, Inc.	3,632	168,089
Commerzbank AG (a)(b)	19,984	131,778
DNB ASA (b)	5,695	122,136
East West Bancorp, Inc.	2,605	198,371
Fifth Third Bancorp	3,108	125,998
FinecoBank Banca Fineco SpA (a)(b)	8,098	139,285
First BanCorp (b)	6,848	86,079
First Republic Bank	469	85,940
Hancock Whitney Corporation	1,701	78,654
Home BancShares, Inc.	3,253	90,531
Huntington Bancshares, Inc.	10,729	164,368
International Bancshares Corporation	1,605	76,061
KBC Group NV (b)	1,674	129,884
M&T Bank Corporation	1,049	165,417
PacWest Bancorp	1,620	70,324
Pinnacle Financial Partners, Inc.	2,185	191,493
Prosperity Bancshares, Inc.	1,059	77,688
Royal Bank of Canada (b)	2,882	275,058
Signature Bank	570	143,361
Skandinaviska Enskilda Banken AB, Class A (b)	6,301	80,736
Sterling Bancorp	42	1,056
SVB Financial Group (a)	301	172,121
Triumph Bancorp, Inc. (a)	807	71,524
Truist Financial Corporation	17	1,008
Webster Financial Corporation	18	952
Wells Fargo & Company	9,832	442,932
Zions Bancorporation	2,920	162,936
		3,640,668

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Beverages – 0.48%
The Coca-Cola Company	4,667	$251,925
Coca-Cola European Partners plc (b)	2,019	114,719
Constellation Brands, Inc., Class A	549	131,936
PepsiCo, Inc.	2,513	362,274
Primo Water Corporation (b)	742	12,421
		873,275
Biotechnology – 1.06%
AbbVie, Inc. (h)	485	54,078
Acadia Pharmaceuticals, Inc. (a)	1,047	21,526
Acceleron Pharma, Inc. (a)	604	75,482
Albireo Pharma, Inc. (a)	217	6,966
Aldeyra Therapeutics, Inc. (a)	2,268	28,509
Alexion Pharmaceuticals, Inc. (a)	4,762	803,254
Applied Genetic Technologies Corporation (a)	162	685
Argenx SE – ADR (a)(b)	207	59,349
Arrowhead Pharmaceuticals, Inc. (a)	8	582
Ascendis Pharma A/S – ADR (a)(b)	177	25,660
Aurinia Pharmaceuticals, Inc. (a)(b)	486	6,449
Autolus Therapeutics plc (a)(b)	225	1,310
AVEO Pharmaceuticals, Inc. (a)	388	2,735
BELLUS Health, Inc. (a)(b)	512	2,099
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,430	107,393
BioMarin Pharmaceutical, Inc. (a)	296	23,064
Bioxcel Therapeutics, Inc. (a)	356	12,093
Deciphera Pharmaceuticals, Inc. (a)	163	7,558
Dynavax Technologies Corporation (a)	242	2,415
Eiger BioPharmaceuticals, Inc. (a)	3,223	27,363
Epizyme, Inc. (a)	406	3,171
Esperion Therapeutics, Inc. (a)	201	5,417
Exact Sciences Corporation (a)	111	14,632
Exelixis, Inc. (a)	1,220	30,036
Fate Therapeutics, Inc. (a)	194	16,954
Galera Therapeutics, Inc. (a)	97	791
Global Blood Therapeutics, Inc. (a)	259	10,562
Heron Therapeutics, Inc. (a)	311	5,436
Incyte Corporation (a)	397	33,896
Insmed, Inc. (a)	372	12,548
Ionis Pharmaceuticals, Inc. (a)	193	8,264
Iovance Biotherapeutics, Inc. (a)	823	25,875
Karyopharm Therapeutics, Inc. (a)	518	4,838

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Biotechnology – 1.06% (Continued)
Legend Biotech Corporation – ADR (a)	154	$4,635
Merus NV (a)(b)	319	6,680
Mirati Therapeutics, Inc. (a)	14	2,327
Molecular Templates, Inc. (a)	882	8,256
Neurocrine Biosciences, Inc. (a)	501	47,339
Passage Bio, Inc. (a)	25	469
Regeneron Pharmaceuticals, Inc. (a)	91	43,798
Rigel Pharmaceuticals, Inc. (a)	6,204	23,079
Rocket Pharmaceuticals, Inc. (a)	388	17,786
Sage Therapeutics, Inc. (a)	72	5,671
Seagen, Inc. (a)	468	67,280
Turning Point Therapeutics, Inc. (a)	98	7,471
Twist Bioscience Corporation (a)	16	2,147
United Therapeutics Corporation (a)	250	50,390
Vertex Pharmaceuticals, Inc. (a)(h)	806	175,869
Zymeworks, Inc. (a)(b)	265	8,618
		1,912,805
Building Products – 0.13%
The AZEK Company, Inc. (a)	318	15,353
Builders FirstSource, Inc. (a)	843	41,029
Carrier Global Corporation	596	25,974
Fortune Brands Home & Security, Inc.	645	67,712
Johnson Controls International plc	568	35,409
Trane Technologies plc (b)	251	43,631
Trex Company, Inc. (a)	106	11,447
		240,555
Capital Markets – 0.44%
Allfunds Group plc (a)(b)	2,948	49,549
The Bank New York Mellon Corporation	2,511	125,249
BlackRock, Inc.	118	96,677
Blucora, Inc. (a)	1,007	14,496
The Charles Schwab Corporation	469	33,018
Coinbase Global, Inc., Class A (a)	200	59,528
Credit Suisse Group AG – Reg (b)	7,348	77,007
FactSet Research Systems, Inc.	24	8,069
Flow Traders (b)	1,474	60,855
Franklin Resources, Inc.	41	1,230
The Goldman Sachs Group, Inc.	352	122,654
Morgan Stanley	1,759	145,205
State Street Corporation	14	1,175
		794,712

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Chemicals – 0.43%
Atotech Ltd. (b)	1,269	$27,372
Axalta Coating Systems Ltd. (a)	2,051	65,406
CF Industries Holdings, Inc.	28	1,362
Covestro AG (b)	334	21,844
Danimer Scientific, Inc. (a)	5,744	146,759
Huntsman Corporation	486	13,934
LyondellBasell Industries NV, Class A	168	17,428
The Mosaic Company	49	1,724
PureCycle Technologies, Inc. (a)	6,417	165,687
The Scotts Miracle-Gro Company	806	186,315
Tronox Holdings plc, Class A (b)	261	5,533
Westlake Chemical Corporation	1,284	120,555
		773,919
Commercial Services & Supplies – 0.18%
IAA, Inc. (a)	329	20,664
Knoll, Inc.	5,143	122,918
Republic Services, Inc.	1,134	120,544
Waste Management, Inc.	446	61,535
		325,661
Communications Equipment – 0.99%
Applied Optoelectronics, Inc. (a)	3,300	24,453
Arista Networks, Inc. (a)	973	306,660
Calix, Inc. (a)	2,275	96,210
Ciena Corporation (a)	5,677	286,518
Cisco Systems, Inc.	285	14,509
CommScope Holding Company, Inc. (a)	43,297	712,236
F5 Networks, Inc. (a)	567	105,893
Juniper Networks, Inc.	2,137	54,259
Nokia OYJ – ADR (a)(b)	9,094	42,560
Telefonaktiebolaget LM Ericsson – ADR (b)	9,846	135,776
		1,779,074
Construction & Engineering – 0.08%
Dycom Industries, Inc. (a)	504	47,280
MasTec, Inc. (a)	409	42,683
Quanta Services, Inc.	485	46,871
		136,834

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Construction Materials – 0.05%
Eagle Materials, Inc. (a)	181	$25,004
Martin Marietta Materials, Inc.	52	18,362
Vulcan Materials Company	268	47,768
		91,134
Consumer Finance – 0.31%
Capital One Financial Corporation	983	146,546
Curo Group Holdings Corporation	543	7,763
Encore Capital Group, Inc. (a)	2,107	82,889
Kaspi.KZ JSC – GDR (b)	400	34,000
LendingClub Corporation (a)	2,607	40,122
Santander Consumer USA Holdings, Inc.	2,516	85,393
Synchrony Financial	3,607	157,770
		554,483
Containers & Packaging – 0.03%
Berry Global Group, Inc. (a)	780	49,624

Distributors – 0.01%
Pool Corporation	43	18,168

Diversified Consumer Services – 0.03%
Coursera, Inc. (a)	781	34,911
WW International, Inc. (a)	810	22,469
		57,380
Diversified Financial Services – 0.07%
Element Fleet Management Corporation (b)	10,938	133,927

Diversified Telecommunication Services – 0.21%
AT&T, Inc.	11,413	358,482
ORBCOMM, Inc. (a)	1,830	20,972
		379,454
Electric Utilities – 0.08%
PNM Resources, Inc.	3,069	151,486

Electrical Equipment – 0.54%
AMETEK, Inc.	1,114	150,312
Eaton Corporation plc	49	7,003
Generac Holdings, Inc. (a)	104	33,691

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Electrical Equipment – 0.54% (Continued)
Prysmian SpA (b)	5,199	$162,660
Sensata Technologies Holding plc (a)	15	866
Siemens Energy AG (a)(b)	6,017	201,251
Vertiv Holdings Company	18,654	423,446
		979,229
Electronic Equipment, Instruments & Components – 1.24%
908 Devices, Inc. (a)	278	14,731
Coherent, Inc. (a)	4,794	1,246,392
Corning, Inc.	2,774	122,639
Flex Ltd. (a)	1,999	34,783
FLIR Systems, Inc.	3,186	191,064
Hitachi Ltd. (b)	9,306	460,626
II-VI, Inc. (a)	449	30,146
nLight, Inc. (a)	404	11,853
SYNNEX Corporation	807	97,808
Vontier Corporation (a)	625	19,588
		2,229,630
Energy Equipment & Services – 0.37%
Baker Hughes, Inc.	11,296	226,824
ChampionX Corporation (a)	6,974	146,524
Halliburton Company	41	802
Schlumberger NV Ltd.	6,872	185,887
TechnipFMC plc (a)(b)	13,014	96,304
U.S. Silica Holdings, Inc. (a)	894	9,559
		665,900
Entertainment – 0.55%
Activision Blizzard, Inc.	1,917	174,811
Cinemark Holdings, Inc. (a)	1,368	29,002
IMAX Corporation (a)(b)	2,187	45,096
Netflix, Inc. (a)	40	20,539
Roblox Corporation, Class A (a)	828	61,727
Roku, Inc. (a)	8	2,744
Sciplay Corporation, Class A (a)	1,377	24,304
Score Media and Gaming, Inc., Class A (a)(b)	805	13,934
Take-Two Interactive Software, Inc. (a)	162	28,412
The Walt Disney Company (a)(h)	1,450	269,729
World Wrestling Entertainment, Inc., Class A	966	53,236
Zynga, Inc., Class A (a)(h)	23,968	259,334
		982,868

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Food & Staples Retailing – 0.11%
Alimentation Couche-Tard, Inc., Class B (b)	2,340	$79,291
Performance Food Group Company (a)	1,852	108,712
Sysco Corporation	187	15,845
		203,848
Food Products – 0.55%
Bunge Ltd.	1,460	123,253
General Mills, Inc.	529	32,195
The Hershey Company	1,088	178,758
Hostess Brands, Inc. (a)	15,533	237,499
Lamb Weston Holdings, Inc.	1,452	116,886
Lancaster Colony Corporation	129	23,828
Mondelez International, Inc., Class A	1,127	68,533
Nomad Foods Ltd. (a)(b)	3,256	94,945
Pilgrim’s Pride Corporation (a)	729	17,467
The Simply Good Foods Company (a)	2,822	97,500
		990,864
Health Care Equipment & Supplies – 0.43%
ABIOMED, Inc. (a)	178	57,090
Boston Scientific Corporation (a)	1,879	81,925
Cardiovascular Systems, Inc. (a)	159	6,411
Danaher Corporation	493	125,193
DENTSPLY SIRONA, Inc.	16	1,080
DexCom, Inc. (a)	202	77,992
Eargo, Inc. (a)	485	27,761
Edwards Lifesciences Corporation (a)	1,308	124,940
Envista Holdings Corporation (a)	701	30,339
Haemonetics Corporation (a)	81	5,448
Inari Medical, Inc. (a)	185	21,144
Intersect ENT, Inc. (a)	624	13,609
iRhythm Technologies, Inc. (a)	109	8,487
LivaNova plc (a)(b)	13	1,103
NeuroPace, Inc. (a)	156	3,769
Outset Medical, Inc. (a)	160	9,587
Penumbra, Inc. (a)	16	4,896
Pulmonx Corporation (a)	1,399	65,767
Quidel Corporation (a)	47	4,925
Silk Road Medical, Inc. (a)	113	6,909
STAAR Surgical Company (a)	81	11,098
Tactile Systems Technology, Inc. (a)	73	4,183
Tandem Diabetes Care, Inc. (a)	158	14,520

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Health Care Equipment & Supplies – 0.43% (Continued)
Treace Medical Concepts, Inc. (a)	626	$19,631
ViewRay, Inc. (a)	81	390
Zimmer Biomet Holdings, Inc.	295	52,262
		780,459
Health Care Providers & Services – 0.10%
Amedisys, Inc. (a)	43	11,603
Aveanna Healthcare Holdings, Inc. (a)	3,402	39,736
Centene Corporation (a)	162	10,002
Cigna Corporation	4	996
CVS Health Corporation	12	917
Guardant Health, Inc. (a)	16	2,543
Humana, Inc.	178	79,253
Oak Street Health, Inc. (a)	219	13,497
Option Care Health, Inc. (a)	835	15,932
The Pennant Group, Inc. (a)	81	3,274
		177,753
Health Care Technology – 0.14%
Change Healthcare, Inc. (a)	10,049	230,625
Inspire Medical Systems, Inc. (a)	81	19,182
		249,807
Hotels, Restaurants & Leisure – 1.78%
Aramark	3,517	136,706
Bally’s Corporation (a)	2,776	160,897
Basic-Fit NV (a)(b)	1,215	54,695
Booking Holdings, Inc. (a)	101	249,074
Brinker International, Inc. (a)	3,034	203,672
Caesars Entertainment, Inc. (a)	1,212	118,582
Cedar Fair LP (a)	3,667	180,966
Choice Hotels International, Inc. (a)	732	83,302
Darden Restaurants, Inc.	836	122,658
DraftKings, Inc., Class A (a)	669	37,905
Expedia Group, Inc. (a)	1,474	259,763
Extended Stay America, Inc.	3,082	61,301
Hilton Grand Vacations, Inc. (a)	1,291	57,527
Hilton Worldwide Holdings, Inc. (a)	350	45,045
Las Vegas Sands Corporation (a)(h)	3,942	241,487
Marriott International, Inc., Class A (a)	7	1,040
Marriott Vacations Worldwide Corporation (a)	825	146,545
McDonald’s Corporation	741	174,935

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Hotels, Restaurants & Leisure – 1.78% (Continued)
MGM Resorts International	1,056	$42,959
Norwegian Cruise Line Holdings Ltd. (a)	1,298	40,303
Restaurant Brands International, Inc.(b)	2,037	139,758
Royal Caribbean Cruises Ltd. (a)(h)	163	14,173
Scientific Games Corporation (a)	2,319	135,708
SeaWorld Entertainment, Inc. (a)	1,746	95,611
Six Flags Entertainment Corporation (a)	1,127	52,946
Texas Roadhouse, Inc. (a)	483	51,691
Travel + Leisure Company	2,020	130,351
The Wendy’s Company	2,417	54,552
Wyndham Hotels & Resorts, Inc.	492	35,970
Wynn Resorts Ltd. (a)	581	74,600
		3,204,722
Household Durables – 0.18%
D.R. Horton, Inc.	223	21,919
Installed Building Products, Inc.	52	7,002
Meritage Homes Corporation (a)	381	40,534
Mohawk Industries, Inc. (a)	81	16,645
Newell Brands, Inc.	5,503	148,361
TopBuild Corporation (a)	76	16,901
Vizio Holding Corporation, Class A (a)	1,026	26,378
Whirlpool Corporation	164	38,778
		316,518
Household Products – 0.16%
Energizer Holdings, Inc.	1,866	91,993
Kimberly-Clark Corporation	324	43,274
Spectrum Brands Holdings, Inc.	1,699	149,750
		285,017
Industrial Conglomerates – 0.16%
General Electric Company	112	1,469
Roper Technologies, Inc.	121	54,019
Siemens AG – Reg (b)	428	71,406
Toshiba Corporation (b)	3,940	162,845
		289,739
Insurance – 0.43%
Aegon NV (b)	30,840	142,923
Allianz SE – Reg (b)	356	92,424
The Allstate Corporation	9	1,141
American International Group, Inc.	22	1,066

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Insurance – 0.43% (Continued)
The Hartford Financial Services Group, Inc.	489	$32,254
International General Insurance Holdings Ltd. (b)	29,450	252,681
Lincoln National Corporation	19	1,219
MetLife, Inc.	8	509
NN Group NV (b)	1,109	55,316
Principal Financial Group, Inc.	17	1,086
Syncora Holdings Ltd. (a)	2,808	758
Willis Towers Watson plc (b)	737	190,780
		772,157
Interactive Media & Services – 0.86%
Alphabet, Inc., Class A (a)	319	750,766
Baidu, Inc. – ADR (a)(b)	56	11,779
Bumble, Inc., Class A (a)	7	422
Facebook, Inc., Class A (a)	745	242,185
Match Group, Inc. (a)	928	144,425
Pinterest, Inc., Class A (a)	1,093	72,542
QuinStreet, Inc. (a)	4,150	84,120
Snap, Inc., Class A (a)	1,563	96,625
TripAdvisor, Inc. (a)(h)	2,593	122,208
Twitter, Inc. (a)	259	14,302
Yelp, Inc. (a)	22	865
Zillow Group, Inc., Class C (a)	112	14,573
		1,554,812
Internet & Direct Marketing Retail – 0.49%
Alibaba Group Holding Ltd. – ADR (a)(b)	262	60,509
Amazon.com, Inc. (a)	216	748,963
Coupang, Inc. (a)(b)	664	27,822
MercadoLibre, Inc. (a)(b)	21	32,990
Overstock.com, Inc. (a)	202	16,463
		886,747
IT Services – 2.55%
Accenture plc, Class A (b)	810	234,876
Akamai Technologies, Inc. (a)	1,093	118,809
Cognizant Technology Solutions Corporation, Class A	2,939	236,296
Concentrix Corporation (a)	1,065	165,480
Conduent, Inc. (a)	5,225	35,530
DXC Technology Company (a)	13,325	438,526
Euronet Worldwide, Inc. (a)	1,771	254,015
Fidelity National Information Services, Inc.	2,887	441,422

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
IT Services – 2.55% (Continued)
Fiserv, Inc. (a)	2,659	$319,399
FleetCor Technologies, Inc. (a)	3	863
Global Payments, Inc.	1,491	320,013
LiveRamp Holdings, Inc. (a)	6,459	316,362
Nexi SpA (a)(b)	10,876	208,335
Okta, Inc. (a)	531	143,211
Pagseguro Digital Ltd., Class A (a)(b)	4,147	189,684
PayPal Holdings, Inc. (a)	171	44,852
Sabre Corporation (a)	4,416	66,152
Shift4 Payments, Inc., Class A (a)	1,280	126,579
Shopify, Inc., Class A (a)(b)	14	16,555
Square, Inc., Class A (a)	106	25,951
StoneCo Ltd., Class A (a)(b)	3,241	209,498
Twilio, Inc., Class A (a)	643	236,495
Visa, Inc., Class A	1,891	441,662
		4,590,565
Leisure Products – 0.03%
Brunswick Corporation	243	25,910
Callaway Golf Company (a)	843	24,405
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127	202
		50,517
Life Sciences Tools & Services – 0.33%
Adaptive Biotechnologies Corporation (a)	6	250
Berkeley Lights, Inc. (a)	419	20,577
Fluidigm Corporation (a)	139	696
ICON plc (a)(b)	1,196	259,472
Illumina, Inc. (a)	2	786
NanoString Technologies, Inc. (a)	258	20,555
Pacific Biosciences of California, Inc. (a)	445	13,283
PPD, Inc. (a)	3,537	163,409
PRA Health Sciences, Inc. (a)	287	47,898
Repligen Corporation (a)	340	71,981
		598,907
Machinery – 0.76%
AGCO Corporation	705	102,874
Atlas Copco AB, Class A (b)	707	42,872
Caterpillar, Inc. (h)	372	84,857
Crane Company	10	941
Deere & Company	626	232,152

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Machinery – 0.76% (Continued)
Dover Corporation	331	$49,382
Evoqua Water Technologies Corporation (a)	3,689	105,432
The ExOne Company (a)	94	2,185
Hydrofarm Holdings Group, Inc. (a)	79	5,190
Illinois Tool Works, Inc.	216	49,779
Ingersoll Rand, Inc. (a)	1,933	95,509
The Middleby Corporation (a)	193	34,995
Navistar International Corporation (a)	1,409	62,348
Nordson Corporation	81	17,124
Oshkosh Corporation	11	1,369
Otis Worldwide Corporation	617	48,046
PACCAR, Inc.	518	46,558
Parker-Hannifin Corporation	354	111,089
Rexnord Corporation	1,368	68,304
Stanley Black & Decker, Inc.	216	44,662
Terex Corporation	507	23,824
The Timken Company	447	37,490
Welbilt, Inc. (a)	2,894	64,652
Woodward, Inc.	258	32,253
		1,363,887
Marine – 0.07%
Kirby Corporation (a)	1,853	118,036

Media – 0.77%
Altice USA, Inc., Class A (a)	1,611	58,495
Audacy, Inc. (a)	6,413	31,039
Comcast Corporation, Class A	1,209	67,885
comScore, Inc. (a)	106,679	393,645
Criteo SA – ADR (a)(b)	5,211	207,033
Discovery, Inc., Class A (a)	3,743	140,961
DISH Network Corporation, Class A (a)	2,226	99,703
Fox Corporation, Class A	2,924	109,416
Gray Television, Inc.	1,610	32,715
iHeartMedia, Inc., Class A (a)	3,392	64,923
Nexstar Media Group, Inc., Class A	161	23,733
Shaw Communications, Inc., Class B (b)	1,417	40,994
Sinclair Broadcast Group, Inc., Class A	806	26,171
TEGNA, Inc.	3,178	63,751
ViacomCBS, Inc., Class B	484	19,854
		1,380,318

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Metals & Mining – 0.55%
ArcelorMittal SA – Reg (a)(b)	7,830	$229,341
Barrick Gold Corporation (a)(b)	948	20,145
Freeport-McMoRan, Inc. (h)	11,256	424,464
Steel Dynamics, Inc.	21	1,138
Vale SA – ADR (b)	15,248	306,790
		981,878
Multiline Retail – 0.07%
Dollar General Corporation	389	83,538
Target Corporation	238	49,328
		132,866
Oil, Gas & Consumable Fuels – 2.57%
Antero Resources Corporation (a)	28,506	257,124
APA Corporation	60	1,200
Chevron Corporation	7	722
Cimarex Energy Company	6,167	408,255
ConocoPhillips (h)	1,029	52,623
Devon Energy Corporation	18,267	427,083
Diamondback Energy, Inc.	18	1,471
Exxon Mobil Corporation	7,773	444,927
Hess Corporation	14	1,043
Kinder Morgan, Inc.	48	818
Marathon Oil Corporation	35,678	401,734
Marathon Petroleum Corporation	3,920	218,148
Matador Resources Company	13,986	367,972
Northern Oil and Gas, Inc. (a)	22,919	331,867
Occidental Petroleum Corporation	16,811	426,327
Ovintiv, Inc.	17,957	429,711
PBF Energy, Inc., Class A (a)(h)	2,756	39,080
PDC Energy, Inc. (a)	10,914	398,470
Phillips 66	10	809
Pioneer Natural Resources Company	7	1,077
Royal Dutch Shell plc, Class A – ADR (b)	402	15,276
Suncor Energy, Inc. (b)	3,637	77,905
Valero Energy Corporation	4,226	312,555
The Williams Companies. Inc.	30	731
World Fuel Services Corporation	322	9,959
		4,626,887

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Paper & Forest Products – 0.14%
Interfor Corporation (a)(b)	820	$21,795
Louisiana-Pacific Corporation	405	26,681
West Fraiser Timber Company Ltd. (b)	2,557	197,733
		246,209
Personal Products – 0.13%
BellRing Brands, Inc., Class A (a)	1,996	51,477
Coty, Inc., Class A (a)	93	931
e.l.f. Beauty, Inc. (a)	3,441	104,090
The Estee Lauder Companies, Inc., Class A (h)	225	70,605
		227,103
Pharmaceuticals – 0.57%
Aerie Pharmaceuticals, Inc. (a)	85	1,456
AstraZeneca plc – ADR (b)	571	30,303
Axsome Therapeutics, Inc. (a)	202	12,213
Ayr Wellness, Inc. (a)(b)	1,826	53,392
Bristol Myers-Squibb Company	1,691	105,552
Catalent, Inc. (a)	193	21,707
Cresco Labs, Inc. CA (a)	2,073	27,052
Cresco Labs, Inc. (a)	6,606	85,878
Curaleaf Holdings, Inc. (a)	2,163	30,532
Eli Lilly & Company	322	58,852
Green Thumb Industries, Inc. (a)	5,164	165,248
Green Thumb Industries, Inc. CA (a)	4,391	139,537
Harmony Biosciences Holdings, Inc. (a)	48	1,406
Horizon Therapeutics plc (a)	640	60,557
Intra-Cellular Therapies, Inc. (a)	323	11,121
Merck & Company, Inc.	194	14,453
TherapeuticsMD, Inc. (a)	2,849	3,447
Reata Pharmaceuticals, Inc., Class A (a)	44	4,462
Relmada Therapeutics, Inc. (a)	77	2,969
Viatris, Inc. (a)	55	732
Zoetis, Inc.	1,057	182,893
Zogenix, Inc. (a)	434	8,198
		1,021,960
Professional Services – 0.30%
CACI International, Inc., Class A (a)	4	1,019
IHS Markit Ltd. (b)	4,928	530,154
Leidos Holdings, Inc.	9	911
Nielsen Holdings plc	39	1,001
		533,085

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Real Estate Investment Trusts (REITs) – 6.87%
Acadia Realty Trust	24,294	$507,502
AFC Gamma, Inc. (a)(b)	6,292	142,954
Agree Realty Corporation	2,447	172,171
Alexandria Real Estate Equities, Inc.	2,337	423,231
Americold Realty Trust	15,401	622,046
Spirit Realty Capital, Inc.	7,752	368,530
AvalonBay Communities, Inc.	2,213	424,896
Brixmor Property Group, Inc.	14,837	331,458
CareTrust REIT, Inc.	7,652	185,025
Corporate Office Properties Trust	9,866	276,643
Duke Realty Corporation	1,936	90,063
Equity LifeStyle Properties, Inc.	4,490	311,606
Equity Residential	5,686	422,072
First Industrial Realty Trust, Inc.	2,781	138,410
Gaming and Leisure Properties, Inc.	3,594	167,085
Host Hotels & Resorts, Inc. (a)	1,161	21,084
Invitation Homes, Inc.	8,815	309,054
Kilroy Realty Corporation	5,887	403,495
Medical Properties Trust, Inc.	26,474	583,752
Mid-America Apartment Communities, Inc.	2,776	436,748
NETSTREIT Corporation	30,347	632,128
New Senior Investment Group, Inc.	15,714	104,027
Outfront Media, Inc. (a)	2,212	53,906
Paramount Group, Inc.	18,385	195,065
Park Hotels & Resorts, Inc. (a)	230	5,131
Piedmont Office Realty Trust, Inc., Class A	32,956	613,641
Plymouth Industrial REIT, Inc.	10,239	190,855
QTS Realty Trust, Inc., Class A	1,787	118,817
Realty Income Corporation	5,167	357,298
RPT Realty	36,783	467,512
Sabra Health Care REIT, Inc.	25,476	462,899
Simon Property Group, Inc.	336	40,905
SITE Centers Corporation	26,009	383,633
Sun Communities, Inc.	465	77,576
Terreno Realty Corporation	6,460	416,799
UDR, Inc.	5,513	256,079
Ventas, Inc.	10,084	559,259
VEREIT, Inc.	9,835	470,506
VICI Properties, Inc.	2,025	64,192
Weingarten Realty Investors	15,572	503,598
Weyerhaeuser Company	1,377	53,386
		12,365,037

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Real Estate Management & Development – 0.07%
Brookfield Property Partners LP	6,725	$120,983
CBRE Group, Inc., Class A (a)	14	1,193
		122,176
Road & Rail – 1.65%
Canadian National Railway Company (b)	43	4,629
Canadian Pacific Railway Ltd. (b)	1,033	385,443
CSX Corporation	1,381	139,136
Heartland Express, Inc.	1,074	19,966
Kansas City Southern	5,020	1,466,894
Knight-Swift Transportation Holdings, Inc.	477	22,476
Lyft, Inc., Class A (a)	66	3,674
Norfolk Southern Corporation	765	213,619
Old Dominion Freight Line, Inc.	720	185,623
Ryder System, Inc.	8	639
Saia, Inc. (a)	149	34,941
Schneider National, Inc., Class B	725	17,567
TFI International, Inc.	373	32,693
Uber Technologies, Inc. (a)(h)	1,626	89,056
Union Pacific Corporation	616	136,807
Werner Enterprises, Inc.	1,127	52,101
Yellow Corporation (a)	18,272	167,554
		2,972,818
Semiconductors & Semiconductor Equipment – 2.31%
Advanced Micro Devices, Inc. (a)	563	45,952
Ambarella, Inc. (a)	562	54,789
Applied Materials, Inc. (h)	960	127,402
ASML Holding NV – Reg (b)	203	131,564
Broadcom, Inc.	81	36,952
Ichor Holdings Ltd. (a)	1,127	62,853
Intel Corporation	3,140	180,644
Kulicke & Soffa Industries, Inc. (b)	1,376	78,226
Lam Research Corporation	145	89,965
Magnachip Semiconductor Corporation (a)(b)	16,064	401,761
Marvell Technology, Inc.	6,435	290,946
Maxim Integrated Products, Inc.	4,452	418,488
Microchip Technology, Inc.	1,544	232,048
Micron Technology, Inc. (a)	6,600	568,062
NVIDIA Corporation	266	159,701
NXP Semiconductors NV (b)	1,535	295,503
ON Semiconductor Corporation (a)	1,259	49,101

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Semiconductors & Semiconductor Equipment – 2.31% (Continued)
QUALCOMM, Inc.	169	$23,457
Silicon Laboratories, Inc. (a)	162	22,834
Skyworks Solutions, Inc.	259	46,965
Synaptics, Inc. (a)	1,449	202,672
Taiwan Semiconductor Manufacturing Company Ltd. – ADR (b)	1,150	134,251
Ultra Clean Holdings, Inc. (a)	2,106	107,553
Xilinx, Inc.	3,126	400,003
		4,161,692
Software – 3.86%
Adobe, Inc. (a)	347	176,394
AppLovin Corporation, Class A (a)	897	52,035
Aspen Technology, Inc. (a)	308	40,299
Atlassian Corporation plc, Class A (a)(b)	235	55,827
Autodesk, Inc. (a)	113	32,986
Avalara, Inc. (a)	81	11,478
Avaya Holdings Corporation (a)(h)	4,589	132,025
BlackBerry Ltd. (a)(b)	161	1,422
Cadence Design Systems, Inc. (a)	564	74,318
Cloudera, Inc. (a)	1,536	19,492
Cognyte Software Ltd. (a)(b)	3,807	99,477
CommVault Systems, Inc. (a)	1,853	128,802
Cornerstone OnDemand, Inc. (a)	962	42,583
Coupa Software, Inc. (a)	105	28,249
Crowdstrike Holdings, Inc., Class A (a)	1,107	230,821
CyberArk Software Ltd. (a)(b)	2,303	323,571
The Descartes Systems Group, Inc. (a)(b)	160	10,250
Domo, Inc., Class B (a)	2,828	181,812
Elastic NV (a)	202	24,365
FireEye, Inc. (a)	8,748	173,866
Five9, Inc. (a)	156	28,446
Fortinet, Inc. (a)	138	28,184
HubSpot, Inc. (a)	307	161,620
Intuit, Inc.	202	83,256
Lightspeed POS, Inc. (a)(b)	1,357	94,732
Manhattan Associates, Inc. (a)	1,178	161,669
Microsoft Corporation	1,608	405,505
NortonLifeLock, Inc.	1,471	31,788
Nuance Communications, Inc. (a)	4,330	230,226
Oracle Corporation (h)	448	33,954
Palo Alto Networks, Inc. (a)	1,670	590,161

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Software – 3.86% (Continued)
Paycom Software, Inc. (a)	843	$324,058
Proofpoint, Inc. (a)	1,225	210,835
PROS Holdings, Inc. (a)	808	34,728
RingCentral, Inc., Class A (a)	153	48,799
SailPoint Technologies Holdings, Inc. (a)	563	27,491
salesforce.com, Inc. (a)	878	202,221
ServiceNow, Inc. (a)	226	114,440
Slack Technologies, Inc., Class A (a)	35,837	1,519,489
Smartsheet, Inc., Class A (a)	810	48,033
Splunk, Inc. (a)	137	17,320
Synopsys, Inc. (a)	273	67,447
Talend SA – ADR (a)	3,331	214,550
Tenable Holdings, Inc. (a)	547	20,510
Tufin Software Technologies Ltd. (a)(b)	6,193	56,976
UiPath, Inc., Class A (a)	161	11,592
Varonis Systems, Inc. (a)	806	42,678
Verint Systems, Inc. (a)	727	35,310
Workday, Inc., Class A (a)	462	114,114
Zendesk, Inc. (a)	613	89,590
Zscaler, Inc. (a)	258	48,411
		6,938,205
Special Purpose Acquisition Companies – 0.34%
Aequi Acquisition Corporation, Class A (a)(b)	1,800	17,712
Altaba, Inc. (a)(b)(g)	5,796	83,752
CM Life Sciences, Inc., Class A (a)	30,850	418,018
Landcadia Holdings III, Inc., Class A (a)	224	2,569
Thoma Bravo Advantage, Class A (a)	7,312	79,920
		601,971
Specialty Retail – 0.20%
Advance Auto Parts, Inc.	322	64,451
Asbury Automotive Group, Inc. (a)	32	6,356
CarMax, Inc. (a)	675	89,937
Carvana Company (a)	97	27,670
Citi Trends, Inc. (a)	639	66,839
Gamestop Corporation, Class A (a)	2	347
The Home Depot, Inc.	89	28,807
L Brands, Inc. (a)	251	16,541
Lithia Motors, Inc., Class A	31	11,916
Lowe’s Companies, Inc.	130	25,512

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Specialty Retail – 0.20% (Continued)
RH (a)	29	$19,953
Ross Stores, Inc.	8	1,048
		359,377
Technology Hardware, Storage & Peripherals – 0.38%
3D Systems Corporation (a)	405	8,724
Apple, Inc. (h)	2,132	280,273
Dell Technologies, Inc., Class C (a)	354	34,809
Hewlett Packard Enterprise Company	1,205	19,304
NCR Corporation (a)	7,523	344,177
NetApp, Inc.	17	1,270
Western Digital Corporation (a)	20	1,412
		689,969
Textiles, Apparel & Luxury Goods – 0.03%
Columbia Sportswear Corporation	8	872
PVH Corporation (a)	12	1,358
Ralph Lauren Corporation (a)	334	44,519
Tapestry, Inc. (a)	33	1,579
Under Armour, Inc., Class A (a)	43	1,045
		49,373
Thrifts & Mortgage Finance – 0.14%
Mr Cooper Group, Inc. (a)	3,078	106,130
New York Community Bancorp, Inc.	6,679	79,881
PennyMac Financial Services, Inc.	973	58,584
		244,595
Trading Companies & Distributors – 0.23%
AerCap Holdings NV (a)(b)	3,533	205,797
Fortress Transportation and Infrastructure Investors, LLC	605	17,085
United Rentals, Inc. (a)	473	151,336
WESCO International, Inc. (a)	355	32,561
		406,779
Transportation Infrastructure – 0.05%
Aena SME SA (a)(b)	170	29,545
Getlink SE (b)	3,298	52,463
		82,008
Water Utilities – 0.02%
Essential Utilities, Inc.	896	42,228

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Wireless Communication Services – 0.01%
NII Holdings, Inc. (a)(b)(g)	6,235	$13,094

Wireless Telecommunication Services – 0.06%
Gogo, Inc. (a)	657	6,846
T-Mobile U.S., Inc. (a)	833	110,064
		116,910
Total Long Common Stocks
(Cost $70,867,566)		73,988,450

LONG CONTINGENT VALUE RIGHTS – 0.00%
A. Menarini Industrie Farmaceutiche Riunite Srl (g)	523	209
Total Long Contingent Value Rights
(Cost $—)		209

LONG WARRANTS – 0.06%
Health Care Equipment & Supplies – 0.00%
Valeritas Holdings, Inc. (a)(b)(g)
Exercise Price: $12.00, 11/14/2023	1,688	—

Health Care Technology – 0.00%
Multiplan Corporation
Exercise Price: $25.00, 2/13/2025	884	1,326

Insurance – 0.01%
International General Insurance Holdings Ltd. (b)
Exercise Price: $25.00, 3/17/2025	29,450	27,830

Special Purpose Acquisition Companies – 0.05%
Aequi Acquisition Corporation (b)
Exercise Price: $27.00, 11/30/2027	600	486
CM Life Sciences, Inc.
Exercise Price: $27.00, 9/4/2027	20,875	85,588
		86,074
Total Long Warrants
(Cost $95,529)		115,230

LONG EXCHANGE TRADED FUNDS – 39.86%
ARK Innovation ETF	210	25,362
Energy Select Sector SPDR Fund	4,127	203,833
Financial Select Sector SPDR Fund	3,888	140,979
Industrial Select Sector SPDR Fund	164	16,716

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
LONG EXCHANGE TRADED FUNDS – 39.86% (Continued)
Invesco KBW Bank ETF	2,093	$137,385
Invesco QQQ Trust Series 1	1,430	483,326
Invesco S&P 500 Equal Weight ETF	647	95,937
iShares Global Clean Energy ETF	1,620	37,649
iShares iBoxx High Yield Corporate Bond ETF (d)	390,978	34,187,116
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	260,642	34,183,198
iShares MSCI Brazil ETF	3,240	115,214
iShares MSCI China ETF	78	6,394
iShares MSCI Mexico ETF	1,622	73,736
iShares Russell 2000 ETF	3,809	856,606
ProShares UltraShort 20+ Year Treasury	7,065	146,033
ProShares VIX Short-Term Futures ETF (a)	11,352	93,427
SPDR Gold Shares (a)	230	38,102
SPDR S&P 500 ETF Trust	240	100,152
SPDR S&P Biotech ETF	319	43,582
SPDR S&P Metals & Mining ETF	233	9,427
SPDR S&P Oil & Gas Exploration & Production ETF	1,296	103,939
SPDR S&P Retail ETF	1,792	166,333
United States Oil Fund LP (a)	1,069	46,256
VanEck Vectors Gold Miners ETF	2,916	100,194
VanEck Vectors Junior Gold Miners ETF	5,248	249,018
VanEck Vectors Semiconductor ETF	160	38,880
Total Long Exchange Traded Funds
(Cost $70,454,897)		71,698,794

LONG PREFERRED STOCKS – 0.28%
Azul SA (a)(b)	2,555	54,370
Gol Linhas Aereas Inteligentes SA (a)(b)	329	2,829
Volkswagen AG (a)(b)	1,720	447,821
Total Long Preferred Stocks
(Cost $523,883)		505,020

		Notional
PURCHASED OPTIONS – 0.05%	Contracts (c)	Amount
Purchased Call Options – 0.02%
Apple, Inc. (h)
Expiration: April 2021, Exercise Price: $136.00	4	$52,584	2
Expiration: May 2021, Exercise Price: $130.00	5	65,730	1,850
Autoliv, Inc. (b)(h)
Expiration: May 2021, Exercise Price: $110.00	3	30,198	112

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options – 0.02% (Continued)
Avaya Holdings Corporation (h)
Expiration: July 2021, Exercise Price: $35.00	4	$11,508	$360
Best Buy Company, Inc. (h)
Expiration: May 2021, Exercise Price: $125.00	3	34,881	156
Caterpillar, Inc. (h)
Expiration: April 2021, Exercise Price: $232.50	16	364,976	8
Clever Leaves Holdings, Inc. (b)(h)
Expiration: August 2021, Exercise Price: $25.00	14	14,028	105
ConocoPhillips (h)
Expiration: May 2021, Exercise Price: $55.00	7	35,798	451
Energy Select Sector SPDR Fund
Expiration: April 2021, Exercise Price: $49.50	5	24,695	55
Fastly, Inc.
Expiration: May 2021, Exercise Price: $68.00	8	51,096	2,204
Freeport-McMoRan, Inc. (h)
Expiration: May 2021, Exercise Price: $41.00	10	37,710	570
iPath Series B S&P 500 VIX Short-Term Futures ETN (h)
Expiration: May 2021, Exercise Price: $13.00	3	12,048	81
iShares Silver Trust
Expiration: April 2021, Exercise Price: $24.50	4	9,604	2
Las Vegas Sands Corporation (h)
Expiration: May 2021, Exercise Price: $65.00	7	42,882	574
Expiration: June 2021, Exercise Price: $65.00	2	12,252	363
LiveRamp Holdings, Inc.
Expiration: May 2021, Exercise Price: $50.00	16	78,368	3,680
Micron Technology, Inc.
Expiration: July 2021, Exercise Price: $87.50	5	43,035	2,850
Oracle Corporation (h)
Expiration: May 2021, Exercise Price: $75.00	29	219,791	5,409
PBF Energy, Inc. (h)
Expiration: June 2021, Exercise Price: $15.00	65	92,170	7,962
Royal Caribbean Cruises Ltd. (h)
Expiration: May 2021, Exercise Price: $93.00	7	60,865	970
SmileDirectClub, Inc.
Expiration: May 2021, Exercise Price: $11.00	3	3,191	234
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2021, Exercise Price: $90.00	124	994,480	9,796
TripAdvisor, Inc. (h)
Expiration: June 2021, Exercise Price: $50.00	7	32,991	1,943

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options – 0.02% (Continued)
Uber Technologies, Inc. (h)
Expiration: May 2021, Exercise Price: $60.00	7	$38,339	$826
Zynga, Inc. (h)
Expiration: May 2021, Exercise Price: $12.00	79	85,478	1,304
			41,867
Purchased Put Options – 0.03%
AbbVie, Inc. (h)
Expiration: May 2021, Exercise Price: $110.00	2	22,300	273
AMC Entertainment Holdings, Inc. (h)
Expiration: May 2021, Exercise Price: $7.00	12	12,036	138
ARK Genomic Revolution ETF
Expiration: May 2021, Exercise Price: $81.00	69	613,203	5,002
ARK Innovation ETF
Expiration: May 2021, Exercise Price: $110.00	109	1,316,393	19,892
DexCom, Inc. (h)
Expiration: May 2021, Exercise Price: $410.00	1	38,610	2,635
DraftKings, Inc. (h)
Expiration: May 2021, Exercise Price: $50.00	2	11,332	208
Gentex Corporation (h)
Expiration: May 2021, Exercise Price: $30.00	1	3,518	5
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: May 2021, Exercise Price: $128.00	210	2,754,150	2,940
iShares Russell 2000 ETF (h)
Expiration: May 2021, Exercise Price: $220.00	6	134,934	1,974
Las Vegas Sands Corporation
Expiration: January 2022, Exercise Price: $60.00	14	85,764	9,835
The Scotts Miracle-Gro Company (h)
Expiration: May 2021, Exercise Price: $210.00	4	92,464	710
SPDR S&P 500 ETF Trust (h)
Expiration: April 2021, Exercise Price: $405.00	16	667,680	8
Expiration: May 2021, Exercise Price: $395.00	15	625,950	2,242
Expiration: May 2021, Exercise Price: $398.00	37	1,544,010	6,531
SPDR S&P Biotech ETF
Expiration: May 2021, Exercise Price: $132.00	1	13,662	211
Take-Two Interactive Software, Inc. (h)
Expiration: May 2021, Exercise Price: $150.00	3	52,614	233
Expiration: May 2021, Exercise Price: $155.00	3	52,614	353
			53,190
Total Purchased Options
(Cost $226,130)			95,057

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
LONG SHORT-TERM INVESTMENTS – 16.68%
Fidelity Investments Money Market Funds Government Portfolio,
Institutional Class, 0.01% (e)	30,000,406	$30,000,406
Total Long Short-Term Investments
(Cost $30,000,406)		30,000,406
Total Long Investments
(Cost $172,168,411) – 98.06%		176,403,166

SECURITIES SOLD SHORT (f) – (36.62)%
SHORT COMMON STOCKS – (25.96)%
Aerospace & Defense – (0.35)%
The Boeing Company	(1,724)	(403,951)
General Dynamics Corporation	(82)	(15,599)
Hexcel Corporation	(324)	(18,137)
Howmet Aerospace, Inc.	(394)	(12,592)
L3Harris Technologies, Inc.	(75)	(15,692)
Lockheed Martin Corporation	(97)	(36,914)
Teledyne Technologies, Inc.	(232)	(103,878)
Textron, Inc.	(245)	(15,739)
		(622,502)
Air Freight & Logistics – (0.18)%
Atlas Air Worldwide Holdings, Inc.	(1,210)	(82,171)
Expeditors International of Washington, Inc.	(2,259)	(248,174)
		(330,345)
Auto Components – (0.04)%
Autoliv, Inc. (b)	(240)	(24,158)
BorgWarner, Inc.	(739)	(35,901)
The Goodyear Tire & Rubber Company	(400)	(6,884)
		(66,943)
Automobiles – (0.01)%
Harley-Davidson, Inc.	(273)	(13,248)
Tesla, Inc.	(8)	(5,676)
		(18,924)
Banks – (1.71)%
Associated Banc-Corp	(5,534)	(121,139)
BancorpSouth Bank	(2,095)	(61,991)
Bank OZK	(1,880)	(77,061)
BOK Financial Corporation	(852)	(74,925)
Boston Private Financial Holdings, Inc.	(1,296)	(19,118)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Banks – (1.71)% (Continued)
Citigroup, Inc.	(4,618)	$(328,986)
Citizens Financial Group, Inc.	(1,128)	(52,204)
Columbia Banking System, Inc.	(1,223)	(53,237)
Danske Bank A/S (b)	(6,404)	(121,726)
Erste Group Bank AG (b)	(2,151)	(76,452)
First Citizens BancShares, Inc., Class A	(7)	(6,072)
FNB Corporation	(10,261)	(132,264)
Great Western Bancorp, Inc.	(1,343)	(44,386)
Hilltop Holdings, Inc.	(2,506)	(88,211)
Investors Bancorp, Inc.	(6,480)	(94,867)
JPMorgan Chase & Company	(810)	(124,586)
KeyCorp	(10,347)	(225,151)
National Bank of Canada (b)	(2,906)	(211,268)
Nordea Bank Abp (b)	(6,045)	(62,580)
The PNC Financial Services Group, Inc.	(990)	(185,081)
Regions Financial Corporation	(10,287)	(224,257)
Renasant Corporation	(1,009)	(42,509)
Simmons First National Corporation, Class A	(2,500)	(71,250)
Swedbank AB, Class A (b)	(4,072)	(71,485)
Synovus Financial Corporation	(1,733)	(81,208)
Texas Capital Bancshares, Inc.	(1,825)	(125,250)
Truist Financial Corporation	(3,482)	(206,517)
UniCredit SpA (b)	(4,079)	(41,900)
Wintrust Financial Corporation	(653)	(50,346)
		(3,076,027)
Beverages – (0.21)%
The Boston Beer Company, Inc., Class A	(34)	(41,360)
Keurig Dr Pepper, Inc.	(4,088)	(146,555)
National Beverage Corporation	(4,074)	(197,956)
		(385,871)
Biotechnology – (0.22)%
Amgen, Inc.	(1,479)	(354,427)
Amicus Therapeutics, Inc.	(16)	(157)
Biomea Fusion, Inc.	(48)	(814)
Connect Biopharma Holdings Ltd. (b)	(81)	(1,318)
Instil Bio, Inc.	(41)	(842)
Invitae Corporation	(121)	(4,223)
Lava Therapeutics NV (b)	(97)	(1,154)
Moderna, Inc.	(78)	(13,948)
Novavax, Inc.	(48)	(11,373)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Biotechnology – (0.22)% (Continued)
Sana Biotechnology, Inc.	(47)	$(1,010)
VectivBio Holding AG (b)	(56)	(871)
Vor BioPharma, Inc.	(64)	(1,803)
		(391,940)
Building Products – (0.16)%
A.O. Smith Corporation	(900)	(60,975)
Allegion plc (b)	(80)	(10,750)
American Woodmark Corporation	(112)	(11,140)
Armstrong World Industries, Inc.	(454)	(47,057)
Carrier Global Corporation	(1,270)	(55,347)
Lennox International, Inc.	(162)	(54,325)
Masco Corporation	(125)	(7,985)
Owens Corning	(374)	(36,207)
Resideo Technologies, Inc.	(110)	(3,301)
		(287,087)
Capital Markets – (0.63)%
Brookfield Asset Management, Inc., Class A (b)	(912)	(41,569)
The Charles Schwab Corporation	(1,280)	(90,112)
Credit Suisse Group AG – ADR (b)	(25,634)	(270,952)
Deutsche Bank AG – Reg (b)	(10,101)	(140,720)
Deutsche Boerse AG (b)	(183)	(31,536)
Julius Baer Group Ltd. (b)	(1,995)	(125,560)
S&P Global, Inc.	(670)	(261,561)
State Street Corporation	(1,987)	(166,809)
		(1,128,819)
Chemicals – (0.43)%
Axalta Coating Systems Ltd.	(1,306)	(41,648)
Chr Hansen Holding A/S (b)	(1,794)	(164,703)
Dow, Inc.	(728)	(45,500)
DuPont de Nemours, Inc.	(207)	(15,962)
Ecolab, Inc.	(180)	(40,342)
International Flavors & Fragrances, Inc.	(1,730)	(245,954)
Olin Corporation	(78)	(3,356)
PPG Industries, Inc.	(1,051)	(179,973)
RPM International, Inc.	(204)	(19,348)
Westlake Chemical Corporation	(88)	(8,262)
		(765,048)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Commercial Services & Supplies – (0.08)%
Cintas Corporation	(194)	$(66,957)
Herman Miller, Inc.	(1,644)	(68,226)
KAR Auction Services, Inc.	(498)	(7,465)
		(142,648)
Consumer Finance – (0.49)%
American Express Company	(1,857)	(284,771)
Credit Acceptance Corporation	(288)	(113,699)
Discover Financial Services	(2,668)	(304,152)
FirstCash, Inc.	(851)	(61,297)
OneMain Holdings, Inc.	(729)	(41,236)
Upstart Holdings, Inc.	(383)	(41,755)
World Acceptance Corporation	(297)	(38,830)
		(885,740)
Containers & Packaging – (0.04)%
Amcor plc (b)	(2,340)	(27,495)
Graphic Packaging Holding Company	(702)	(13,022)
Greif, Inc., Class A	(270)	(16,338)
O-I Glass, Inc.	(485)	(7,998)
Pactiv Evergreen, Inc.	(546)	(8,037)
		(72,890)
Diversified Consumer Services – (0.24)%
Chegg, Inc.	(3,517)	(317,691)
frontdoor, Inc.	(215)	(11,509)
Terminix Global Holdings, Inc.	(1,979)	(100,711)
		(429,911)
Diversified Financial Services – (0.05)%
Exor NV (b)	(1,122)	(92,086)

Diversified Telecommunication Services – (0.43)%
Verizon Communications, Inc.	(13,451)	(777,333)

Electrical Equipment – (0.10)%
Acuity Brands, Inc.	(53)	(9,833)
Eaton Corporation plc	(143)	(20,439)
Emerson Electric Company	(324)	(29,319)
Hubbell, Inc.	(155)	(29,761)
nVent Electric plc (b)	(358)	(10,901)
Rockwell Automation, Inc.	(204)	(53,909)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Electrical Equipment – (0.10)% (Continued)
Sensata Technologies Holding plc	(405)	$(23,385)
		(177,547)
Electronic Equipment, Instruments & Components – (0.01)%
II-VI, Inc.	(360)	(24,170)

Energy Equipment & Services – (0.25)%
Halliburton Company	(4,025)	(78,729)
Helmerich & Payne, Inc.	(5,172)	(132,558)
NOV, Inc.	(10,082)	(150,726)
Patterson-UTI Energy, Inc.	(7,015)	(47,421)
Tenaris SA – ADR (b)	(1,620)	(34,636)
		(444,070)
Entertainment – (0.80)%
AMC Entertainment Holdings, Inc., Class A	(4,064)	(40,762)
Electronic Arts, Inc.	(6,931)	(984,756)
Netflix, Inc.	(352)	(180,741)
Roku, Inc.	(254)	(87,114)
Sea Ltd. – ADR (b)	(553)	(139,655)
		(1,433,028)
Food & Staples Retailing – (0.15)%
Costco Wholesale Corporation	(43)	(16,000)
The Kroger Company	(1,458)	(53,583)
Sysco Corporation	(944)	(79,985)
Walgreens Boots Alliance, Inc.	(286)	(15,187)
Wal-Mart Stores, Inc.	(762)	(106,611)
		(271,366)
Food Products – (1.12)%
AAK AB (b)	(3,152)	(72,183)
Archer-Daniels-Midland Company	(1,653)	(104,354)
B&G Foods, Inc.	(687)	(20,047)
Beyond Meat, Inc.	(765)	(100,735)
Calavo Growers, Inc.	(191)	(14,923)
Campbell Soup Company	(2,272)	(108,488)
Conagra Brands, Inc.	(6,097)	(226,138)
Flowers Foods, Inc.	(9,177)	(219,881)
General Mills, Inc.	(2,844)	(173,086)
The Hain Celestial Group, Inc.	(645)	(26,451)
Hormel Foods Corporation	(5,829)	(269,300)
The JM Smucker Company	(1,815)	(237,747)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Food Products – (1.12)% (Continued)
Kellogg Company	(5,776)	$(360,538)
The Kraft Heinz Company	(875)	(36,129)
McCormick & Company, Inc.	(546)	(49,336)
		(2,019,336)
Health Care Equipment & Supplies – (0.10)%
Baxter International, Inc.	(386)	(33,076)
Becton, Dickinson and Company	(186)	(46,279)
Medtronic plc (b)	(371)	(48,571)
Novocure Ltd. (b)	(97)	(19,798)
Pulse Biosciences, Inc.	(48)	(925)
STERIS plc	(172)	(36,295)
		(184,944)
Health Care Providers & Services – (0.14)%
Alignment Healthcare, Inc.	(64)	(1,699)
Apria, Inc.	(32)	(958)
Aveanna Healthcare Holdings, Inc.	(81)	(946)
HCA Holdings, Inc.	(580)	(116,615)
Quest Diagnostics, Inc.	(309)	(40,751)
Signify Health, Inc., Class A	(48)	(1,361)
UnitedHealth Group, Inc.	(218)	(86,938)
		(249,268)
Health Care Technology – (0.01)%
Teladoc Health, Inc.	(81)	(13,960)

Hotels, Restaurants & Leisure – (1.00)%
Airbnb, Inc., Class A	(2,566)	(443,174)
Boyd Gaming Corporation	(364)	(24,078)
Carnival Corporation	(130)	(3,635)
The Cheesecake Factory, Inc.	(1,646)	(103,023)
Chipotle Mexican Grill, Inc.	(24)	(35,809)
Domino’s Pizza, Inc.	(1,199)	(506,386)
DraftKings, Inc., Class A	(1,629)	(92,299)
Marriott International, Inc., Class A	(1,922)	(285,455)
NeoGames SA (b)	(891)	(43,739)
Restaurant Brands International, Inc. (b)	(2,285)	(156,774)
SeaWorld Entertainment, Inc.	(625)	(34,225)
Six Flags Entertainment Corporation	(769)	(36,128)
Wyndham Hotels & Resorts, Inc.	(489)	(35,751)
		(1,800,476)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Household Durables – (0.17)%
Garmin Ltd. (b)	(687)	$(94,284)
Helen of Troy Ltd.	(209)	(44,143)
Leggett & Platt, Inc.	(489)	(24,289)
Lennar Corporation, Class A	(634)	(65,682)
MDC Holdings, Inc.	(551)	(32,322)
Mohawk Industries, Inc.	(97)	(19,933)
Sonos, Inc.	(539)	(21,576)
Taylor Morrison Home Corporation	(293)	(9,145)
		(311,374)
Household Products – (0.74)%
Church & Dwight Company, Inc.	(3,599)	(308,578)
The Clorox Company	(1,712)	(312,440)
Colgate-Palmolive Company	(2,997)	(241,858)
The Procter & Gamble Company	(3,319)	(442,821)
Reynolds Consumer Products, Inc.	(1,239)	(36,328)
		(1,342,025)
Industrial Conglomerates – (0.26)%
3M Company	(1,847)	(364,118)
Honeywell International, Inc.	(245)	(54,645)
Roper Technologies, Inc.	(124)	(55,358)
		(474,121)
Insurance – (0.39)%
Aon plc, Class A	(804)	(202,158)
First American Financial Corporation	(1,101)	(71,014)
Gjensidige Forsikring ASA (b)	(2,172)	(49,324)
Manulife Financial Corporation (b)	(3,878)	(84,681)
Storebrand ASA (b)	(5,799)	(55,352)
Swiss Re AG (b)	(2,520)	(233,960)
		(696,489)
Interactive Media & Services – (0.02)%
Bumble, Inc., Class A	(353)	(21,265)
Twitter, Inc.	(143)	(7,896)
		(29,161)
Internet & Direct Marketing Retail – (0.39)%
Chewy, Inc., Class A	(2,702)	(215,404)
DoorDash, Inc., Class A	(1,632)	(233,653)
eBay, Inc.	(661)	(36,877)
ETSY, Inc.	(1,093)	(217,278)
		(703,212)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
IT Services – (1.67)%
Automatic Data Processing, Inc.	(1,236)	$(231,120)
Broadridge Financial Solutions, Inc.	(3,123)	(495,401)
Fastly, Inc., Class A	(3,342)	(213,454)
FleetCor Technologies, Inc.	(744)	(214,064)
Infosys Ltd. – ADR (b)	(7,656)	(138,420)
International Business Machines Corporation	(2,418)	(343,066)
Jack Henry & Associates, Inc.	(1,595)	(259,714)
Okta, Inc.	(50)	(13,485)
Paychex, Inc.	(2,639)	(257,276)
PayPal Holdings, Inc.	(787)	(206,422)
Shopify, Inc., Class A (b)	(119)	(140,719)
Snowflake, Inc., Class A	(614)	(142,196)
The Western Union Company	(12,880)	(331,789)
VeriSign, Inc.	(65)	(14,220)
		(3,001,346)
Leisure Products – (0.08)%
Acushnet Holdings Corporation	(355)	(15,020)
Peloton Interactive, Inc., Class A	(1,308)	(128,642)
		(143,662)
Life Sciences Tools & Services – (0.04)%
Evotec SE (b)	(15)	(624)
ICON plc (b)	(92)	(19,959)
Thermo Fisher Scientific, Inc.	(109)	(51,255)
		(71,838)
Machinery – (0.47)%
AGCO Corporation	(89)	(12,987)
Allison Transmission Holdings, Inc.	(917)	(38,028)
Colfax Corporation	(873)	(39,451)
Cummins, Inc.	(39)	(9,829)
Dover Corporation	(130)	(19,395)
Flowserve Corporation	(254)	(10,068)
Hydrofarm Holdings Group, Inc.	(397)	(26,083)
IDEX Corporation	(386)	(86,541)
Illinois Tool Works, Inc.	(283)	(65,220)
ITT, Inc.	(199)	(18,768)
Kennametal, Inc.	(1,542)	(61,927)
The Middleby Corporation	(417)	(75,610)
Otis Worldwide Corporation	(241)	(18,767)
PACCAR, Inc.	(84)	(7,550)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Machinery – (0.47)% (Continued)
Pentair plc (b)	(964)	$(62,188)
SKF AB, Class B (b)	(968)	(25,009)
Stanley Black & Decker, Inc.	(107)	(22,124)
Terex Corporation	(124)	(5,827)
Trinity Industries, Inc.	(810)	(22,388)
Wabtec Corporation	(2,095)	(171,937)
Xylem, Inc.	(369)	(40,830)
		(840,527)
Marine – (0.03)%
Kuehne + Nagel International AG – Reg (b)	(201)	(60,098)

Media – (0.38)%
Altice USA, Inc., Class A	(1,589)	(57,697)
AMC Networks, Inc., Class A	(234)	(11,766)
Charter Communications, Inc., Class A	(592)	(398,682)
The New York Times Company, Class A	(322)	(14,622)
Nexstar Media Group, Inc., Class A	(269)	(39,653)
Omnicom Group, Inc.	(680)	(55,937)
Sinclair Broadcast Group, Inc., Class A	(1,954)	(63,446)
ViacomCBS, Inc., Class B	(1,113)	(45,655)
		(687,458)
Multiline Retail – (0.01)%
Macy’s, Inc.	(1,134)	(18,802)

Oil, Gas & Consumable Fuels – (2.31)%
APA Corporation	(15,450)	(309,000)
BP plc – ADR (b)	(12,196)	(306,851)
Cabot Oil & Gas Corporation	(16,382)	(273,088)
Cenovus Energy, Inc. (b)	(11,340)	(88,112)
Chevron Corporation	(3,650)	(376,205)
CNX Resources Corporation	(11,968)	(160,611)
Comstock Resources, Inc.	(20,869)	(114,571)
Continental Resources, Inc.	(11,234)	(306,014)
Delek U.S. Holdings, Inc.	(1,431)	(33,958)
Diamondback Energy, Inc.	(3,339)	(272,896)
EOG Resources, Inc.	(4,180)	(307,815)
EQT Corporation	(10,542)	(201,352)
Hess Corporation	(5,150)	(383,727)
Murphy Oil Corporation	(6,405)	(108,437)
Pioneer Natural Resources Company	(2,216)	(340,887)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Oil, Gas & Consumable Fuels – (2.31)% (Continued)
Range Resources Corporation	(9,740)	$(95,647)
Royal Dutch Shell plc – ADR (b)	(4,046)	(153,748)
Southwestern Energy Company	(11,034)	(47,115)
TOTAL SE – ADR (b)	(6,151)	(272,366)
		(4,152,400)
Paper & Forest Products – 0.00%
Louisiana-Pacific Corporation	(121)	(7,971)

Personal Products – (0.05)%
Beiersdorf AG (b)	(728)	(82,170)

Pharmaceuticals – (0.56)%
AstraZeneca plc – ADR (b)	(9,376)	(497,584)
Aurora Cannabis, Inc. (b)	(1,616)	(14,447)
Bristol Myers-Squibb Company	(6,240)	(389,501)
Canopy Growth Corporation (b)	(484)	(13,044)
Edgewise Therapeutics, Inc.	(32)	(916)
GlaxoSmithKline plc – ADR (b)	(157)	(5,862)
Novartis AG – ADR (b)	(347)	(29,578)
Pfizer, Inc.	(1,126)	(43,520)
Roche Holding AG – ADR (b)	(156)	(6,351)
Royalty Pharma plc, Class A	(178)	(7,832)
Tarsus Pharmaceuticals, Inc.	(48)	(1,475)
		(1,010,110)
Real Estate Investment Trusts (REITs) – (5.38)%
American Campus Communities, Inc.	(8,711)	(393,824)
American Homes 4 Rent, Class A	(15,003)	(555,711)
Brandywine Realty Trust	(43,140)	(583,684)
Camden Property Trust	(4,519)	(544,449)
Douglas Emmett, Inc.	(5,926)	(198,758)
EastGroup Properties, Inc.	(1,421)	(225,456)
Empire State Realty Trust, Inc., Class A	(16,851)	(191,933)
Essential Properties Realty Trust, Inc.	(14,614)	(382,741)
Four Corners Property Trust, Inc.	(3,531)	(101,940)
Healthcare Realty Trust, Inc.	(15,447)	(496,775)
Healthpeak Properties, Inc.	(5,865)	(201,404)
Host Hotels & Resorts, Inc.	(1,972)	(35,812)
Hudson Pacific Properties, Inc.	(3,175)	(89,249)
Kite Realty Group Trust	(18,936)	(394,058)
LTC Properties, Inc.	(9,412)	(400,292)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Real Estate Investment Trusts (REITs) – (5.38)% (Continued)
MGM Growth Properties LLC, Class A	(3,134)	$(112,887)
National Health Investors, Inc.	(5,455)	(400,452)
National Retail Properties, Inc.	(12,361)	(573,798)
Omega Healthcare Investors, Inc.	(10,243)	(389,234)
Park Hotels & Resorts, Inc.	(2,754)	(61,442)
Pebblebrook Hotel Trust	(324)	(7,737)
PS Business Parks, Inc.	(496)	(80,535)
Prologis, Inc.	(5,904)	(687,993)
Regency Centers Corporation	(4,807)	(306,014)
Retail Opportunity Investments Corporation	(13,666)	(240,522)
Retail Properties of America, Inc., Class A	(32,902)	(385,940)
Rexford Industrial Realty, Inc.	(7,353)	(408,459)
SL Green Realty Corporation	(4,060)	(300,481)
STORE Capital Corporation	(11,564)	(413,876)
Tanger Factory Outlet Centers, Inc.	(3,078)	(53,711)
Urban Edge Properties	(16,375)	(308,669)
Washington Real Estate Investment Trust	(6,678)	(155,063)
		(9,682,899)
Real Estate Management & Development – (0.11)%
Compass, Inc., Class A	(1,757)	(33,418)
Opendoor Technologies, Inc.	(7,833)	(158,775)
Rafael Holdings, Inc., Class B	(16)	(661)
		(192,854)
Road & Rail – (0.58)%
ArcBest Corporation	(1,771)	(128,858)
Avis Budget Group, Inc.	(567)	(50,809)
Canadian Pacific Railway Ltd. (b)	(1,474)	(549,994)
Covenant Transportation Group, Inc.	(5,661)	(121,768)
J.B. Hunt Transport Services, Inc.	(248)	(42,336)
Landstar System, Inc.	(729)	(125,592)
Lyft, Inc., Class A	(162)	(9,017)
Saia, Inc.	(18)	(4,221)
Uber Technologies, Inc.	(85)	(4,655)
US Xpress Enterprises, Inc., Class A	(219)	(2,243)
		(1,039,493)
Semiconductors & Semiconductor Equipment – (0.71)%
Advanced Micro Devices, Inc.	(5,418)	(442,217)
Analog Devices, Inc.	(2,786)	(426,704)
Lattice Semiconductor Corporation	(2,415)	(121,499)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Semiconductors & Semiconductor Equipment – (0.71)% (Continued)
Onto Innovation, Inc.	(405)	$(27,961)
QUALCOMM, Inc.	(81)	(11,243)
Texas Instruments, Inc.	(1,377)	(248,562)
		(1,278,186)
Software – (1.99)%
2U, Inc.	(162)	(6,358)
Alteryx, Inc., Class A	(810)	(66,536)
Autodesk, Inc.	(588)	(171,643)
Bill.com Holdings, Inc.	(229)	(35,410)
Blackline, Inc.	(56)	(6,499)
C3.ai, Inc., Class A	(1,769)	(117,214)
Citrix Systems, Inc.	(632)	(78,273)
Datadog, Inc., Class A	(3,482)	(298,651)
DocuSign, Inc.	(57)	(12,708)
Everbridge, Inc.	(40)	(5,308)
fuboTV, Inc.	(812)	(16,370)
Intuit, Inc.	(426)	(175,580)
Materialise NV – ADR (b)	(967)	(28,933)
nCino, Inc.	(564)	(36,880)
New Relic, Inc.	(1,146)	(73,688)
Oracle Corporation	(1,777)	(134,679)
PagerDuty, Inc.	(323)	(13,715)
Palantir Technologies, Inc., Class A	(4,070)	(93,773)
Qualys, Inc.	(81)	(8,210)
RingCentral, Inc., Class A	(1,118)	(356,586)
salesforce.com, Inc.	(2,758)	(635,223)
SAP SE – ADR (b)	(725)	(101,456)
Temenos AG – Reg (b)	(438)	(64,395)
The Trade Desk, Inc., Class A	(343)	(250,153)
UiPath, Inc., Class A	(1,226)	(88,272)
Unity Software, Inc.	(1,025)	(104,120)
Viant Technology, Inc., Class A	(1,175)	(38,587)
VMware, Inc., Class A	(2,159)	(347,232)
Workday, Inc., Class A	(80)	(19,760)
Zoom Video Communications, Inc., Class A	(202)	(64,553)
Zscaler, Inc.	(698)	(130,973)
		(3,581,738)
Special Purpose Acquisition Companies – (0.01)%
Stem, Inc.	(668)	(16,961)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
Specialty Retail – (0.06)%
AutoZone, Inc.	(44)	$(64,421)
Best Buy Company, Inc.	(167)	(19,396)
Lithia Motors, Inc., Class A	(30)	(11,531)
Vroom, Inc.	(161)	(7,450)
		(102,798)
Technology Hardware, Storage & Peripherals – (0.24)%
Dell Technologies, Inc., Class C	(1,870)	(183,877)
Hewlett Packard Enterprise Company	(2,268)	(36,334)
HP, Inc.	(4,035)	(137,634)
NetApp, Inc.	(567)	(42,349)
Pure Storage, Inc., Class A	(1,538)	(31,098)
		(431,292)
Textiles, Apparel & Luxury Goods – (0.01)%
NIKE, Inc., Class B	(119)	(15,782)

Thrifts & Mortgage Finance – (0.12)%
MGIC Investment Corporation	(2,939)	(44,791)
Radian Group, Inc.	(1,717)	(42,307)
Rocket Companies, Inc., Class A	(3,645)	(81,830)
WSFS Financial Corporation	(815)	(41,638)
		(210,566)
Tobacco – (0.02)%
British American Tobacco plc – ADR (b)	(1,011)	(37,923)

Trading Companies & Distributors – (0.16)%
Fastenal Company	(3,503)	(183,137)
MSC Industrial Direct Company, Inc., Class A	(907)	(81,775)
W.W. Grainger, Inc.	(61)	(26,446)
Watsco, Inc.	(11)	(3,221)
		(294,579)
Wireless Telecommunication Services – (0.05)%
T-Mobile U.S., Inc.	(712)	(94,077)
Total Short Common Stocks
Proceeds $(45,187,976)		(46,704,191)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (10.66)%
AdvisorShares Pure US Cannabis ETF	(216)	$(9,215)
Amplify Online Retail ETF	(167)	(20,908)
ARK Innovation ETF	(9,474)	(1,144,175)
Communication Services Select Sector SPDR Fund	(2,025)	(158,051)
Consumer Discretionary Select Sector SPDR Fund	(577)	(103,237)
Consumer Staples Select Sector SPDR Fund	(3,088)	(214,863)
Defiance NextGen SPAC Derived ETF	(277)	(7,113)
ETFMG Alternative Harvest ETF	(1,492)	(31,899)
ETFMG Prime Cyber Security ETF	(3,513)	(200,803)
Financial Select Sector SPDR Fund	(6,310)	(228,801)
Health Care Select Sector SPDR Fund	(3,180)	(385,829)
Industrial Select Sector SPDR Fund	(3,431)	(349,722)
Invesco QQQ Trust Series 1	(8,728)	(2,949,977)
Invesco S&P 500 Low Volatility ETF	(1,208)	(73,012)
iShares China Large-Cap ETF	(69)	(3,193)
iShares Cohen & Steers REIT ETF	(6,714)	(420,498)
iShares MSCI Emerging Markets ETF	(1,516)	(81,834)
iShares MSCI Eurozone ETF	(3,114)	(151,309)
iShares MSCI Germany ETF	(2,025)	(70,105)
iShares MSCI India ETF	(805)	(33,021)
iShares Nasdaq Biotechnology ETF	(712)	(110,104)
iShares North American Tech-Software ETF	(2,880)	(1,041,379)
iShares Russell 2000 ETF	(9,948)	(2,237,206)
iShares S&P 500 Value ETF	(6)	(878)
iShares Transportation Average ETF	(1,785)	(482,075)
iShares U.S. Home Construction ETF	(1,039)	(76,076)
iShares U.S. Medical Devices ETF	(72)	(25,518)
iShares U.S. Real Estate ETF	(7,743)	(768,028)
iShares U.S. Technology ETF	(6,682)	(621,827)
Material Select Sector SPDR	(156)	(12,954)
SPDR Dow Jones Industrial Average ETF Trust	(46)	(15,591)
SPDR EURO STOXX 50 ETF	(1,286)	(59,760)
SPDR S&P 500 ETF Trust	(10,135)	(4,229,335)
SPDR S&P Biotech ETF	(885)	(120,909)
SPDR S&P Homebuilders ETF	(494)	(37,223)
SPDR S&P Metals & Mining ETF	(810)	(32,773)
SPDR S&P Retail ETF	(592)	(54,949)
SPDR S&P Semiconductor ETF	(2,430)	(429,648)
US Global Jets ETF	(3,490)	(91,019)
Utilities Select Sector SPDR Fund	(1,240)	(82,733)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2021

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (10.66)% (Continued)
VanEck Vectors Semiconductor ETF	(2,464)	$(598,752)
Vanguard Real Estate ETF	(14,171)	(1,404,063)
Total Short Exchange Traded Funds
Proceeds $(18,690,121)		(19,170,365)

SHORT RIGHTS – 0.00%
Credit Suisse Group AG (b)	(1,506)	—
Total Short Rights
Proceeds $(—)		—
Total Securities Sold Short
Proceeds $(63,878,097) – (36.62)%		(65,874,556)
Total Investments
(Cost $108,290,314) – 61.44%		110,528,610
Other Assets In Excess Of Liabilities – 38.56%		69,356,573
Total Net Assets – 100.00%		$179,885,183

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract unless otherwise noted.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts and futures contracts. The total value of assets committed as collateral as of April 30, 2021, is $109,149,870.

(e)	The rate quoted is the annualized seven-day effective yield as of April 30, 2021.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security. Please see Note 2 for more information.
(h)	Held in connection with a written option contract, see Schedule of Written Options for more details.

ADR – American Depository Receipt
CA – Canadian
ETF – Exchange Traded Fund
GDR – Global Depository Receipt
plc – Public Limited Company
Reg – Registered

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited)
April 30, 2021

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS
AbbVie, Inc.
Expiration: May 2021, Exercise Price: $115.00	(2)	$(22,300)	$(152)
Apple, Inc.
Expiration: April 2021, Exercise Price: $141.00	(4)	(52,584)	(2)
Expiration: May 2021, Exercise Price: $140.00	(5)	(65,730)	(270)
Applied Materials, Inc.
Expiration: May 2021, Exercise Price: $135.00	(2)	(26,542)	(825)
Autoliv, Inc. (b)
Expiration: May 2021, Exercise Price: $105.00	(3)	(30,198)	(330)
Avaya Holdings Corporation
Expiration: July 2021, Exercise Price: $45.00	(4)	(11,508)	(160)
Best Buy Company, Inc.
Expiration: May 2021, Exercise Price: $135.00	(3)	(34,881)	(46)
Caterpillar, Inc.
Expiration: May 2021, Exercise Price: $232.50	(1)	(22,811)	(347)
Clever Leaves Holdings, Inc.
Expiration: August 2021, Exercise Price: $35.00	(14)	(14,028)	(70)
ConocoPhillips
Expiration: May 2021, Exercise Price: $60.00	(7)	(35,798)	(168)
The Estee Lauder Companies, Inc.
Expiration: May 2021, Exercise Price: $320.00	(2)	(62,760)	(1,390)
Freeport-McMoRan, Inc.
Expiration: May 2021, Exercise Price: $46.00	(10)	(37,710)	(120)
iPath Series B S&P 500 VIX Short-Term Futures ETN
Expiration: May 2021, Exercise Price: $25.00	(3)	(12,048)	(18)
Las Vegas Sands Corporation
Expiration: May 2021, Exercise Price: $72.50	(7)	(42,882)	(94)
Expiration: June 2021, Exercise Price: $72.50	(2)	(12,252)	(96)
Expiration: January 2022, Exercise Price: $80.00	(14)	(85,764)	(3,381)
Oracle Corporation
Expiration: May 2021, Exercise Price: $75.00	(5)	(37,895)	(933)
Expiration: May 2021, Exercise Price: $80.00	(28)	(212,212)	(798)
PBF Energy, Inc.
Expiration: June 2021, Exercise Price: $20.00	(65)	(92,170)	(1,625)
Royal Caribbean Cruises Ltd.
Expiration: May 2021, Exercise Price: $100.00	(7)	(60,865)	(322)
SmileDirectClub, Inc.
Expiration: May 2021, Exercise Price: $14.00	(3)	(3,191)	(45)
TripAdvisor, Inc.
Expiration: June 2021, Exercise Price: $60.00	(7)	(32,991)	(494)
Uber Technologies, Inc.
Expiration: May 2021, Exercise Price: $70.00	(7)	(38,339)	(137)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2021

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS (Continued)
Vertex Pharmaceuticals, Inc.
Expiration: June 2021, Exercise Price: $250.00	(1)	$(21,820)	$(520)
The Walt Disney Company
Expiration: May 2021, Exercise Price: $190.00	(4)	(74,408)	(1,620)
Zynga, Inc.
Expiration: May 2021, Exercise Price: $14.00	(79)	(85,478)	(277)
			(14,240)
WRITTEN PUT OPTIONS
AMC Entertainment Holdings, Inc.
Expiration: May 2021, Exercise Price: $5.00	(12)	(12,036)	(30)
Apple, Inc.
Expiration: May 2021, Exercise Price: $125.00	(5)	(65,730)	(430)
ConocoPhillips
Expiration: May 2021, Exercise Price: $45.00	(7)	(35,798)	(238)
DexCom, Inc.
Expiration: May 2021, Exercise Price: $370.00	(1)	(38,610)	(595)
Expiration: May 2021, Exercise Price: $380.00	(1)	(38,610)	(930)
DraftKings, Inc.
Expiration: May 2021, Exercise Price: $45.00	(2)	(11,332)	(72)
Gentex Corporation
Expiration: May 2021, Exercise Price: $35.00	(1)	(3,518)	(65)
iShares Russell 2000 ETF
Expiration: May 2021, Exercise Price: $212.00	(6)	(134,934)	(930)
QUALCOMM, Inc.
Expiration: May 2021, Exercise Price: $137.00	(3)	(41,640)	(793)
The Scotts Miracle-Gro Company
Expiration: May 2021, Exercise Price: $220.00	(4)	(92,464)	(1,420)
SPDR S&P 500 ETF Trust
Expiration: May 2021, Exercise Price: $385.00	(15)	(625,950)	(1,328)
Take-Two Interactive Software, Inc.
Expiration: May 2021, Exercise Price: $160.00	(3)	(52,614)	(540)
Expiration: May 2021, Exercise Price: $165.00	(3)	(52,614)	(885)
			(8,256)
TOTAL WRITTEN OPTIONS
(Premiums received $37,599)			$(22,496)

(a)	100 shares per contract.
(b)	Foreign security.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited)
April 30, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan	Accor SA	11/29/21	Pay	0.600% +	Monthly	9,650	$ 388,571	$ —	$ 6,468
Stanley				1 Day EONIA(3)

Morgan	AIB Group plc	2/1/22	Pay	0.600%	Monthly	37,369	109,173	—	15,180
Stanley				+ 1 Day SONIA(1)

Morgan	Airbus Group SE	11/29/22	Receive	(0.500)% +	Monthly	5,768	693,661	—	6,647
Stanley				1 Day EONIA(3)

Morgan	Banco Bilbao	5/6/22	Pay	0.600% +	Monthly	43,124	241,478	—	9,586
Stanley	Vizcaya			1 Day EONIA(3)
	Argentaria SA

Morgan	Bankinter SA	5/6/22	Pay	0.600% +	Monthly	28,864	157,845	—	(38,251)
Stanley				1 Day EONIA(3)

Morgan	Barclays plc	5/6/22	Pay	0.600% +	Monthly	102,606	248,405	—	(14,804)
Stanley				1 Day SONIA(1)

Morgan	BNP	5/6/22	Pay	0.600% +	Monthly	4,911	314,884	—	12,082
Stanley	Paribas SA			1 Day SONIA(1)

Morgan	Coca-Cola	5/6/22	Receive	(0.500)% +	Monthly	2,384	82,395	—	330
Stanley	HBC AG			1 Day EONIA(3)

Morgan	Custom Weiss US	4/1/22	Pay	0.500% +	Monthly	138	32,228	—	720
Stanley	Quality Short			FED(2)

Morgan	easyJet plc	5/6/22	Receive	(0.500)% +	Monthly	6,435	92,000	—	3,796
Stanley				1 Day SONIA(1)

Morgan	Entain plc	4/25/22	Pay	0.600% + 1	Monthly	11,005	257,259	—	20,223
Stanley				Day SONIA(1)

Morgan	Flutter	5/6/22	Receive	(0.500)% +	Monthly	405	82,993	—	(5,194)
Stanley	Entertainment plc			1 Day EONIA(3)

Morgan	High Beta	2/2/22	Receive	(0.450)% +	Monthly	567	35,965	—	(552)
Stanley	Cyclicals			FED(2)

Morgan	InterContinental	3/22/23	Pay	0.600% +	Monthly	886	62,962	—	(195)
Stanley	Hotels Group plc			1 Day SONIA(1)

Morgan	International	1/9/23	Receive	(0.500)% +	Monthly	22,683	63,610	—	(373)
Stanley	Consolidated			1 Day SONIA(1)

	Airlines Group SA

Morgan	Lloyds Banking	5/6/22	Pay	0.600% +	Monthly	458,982	287,817	—	14,653
Stanley	Group plc			1 Day SONIA(1)

Morgan	London Stock	5/6/22	Receive	(0.500)% +	Monthly	545	55,681	—	(1,418)
Stanley	Exchange Group			1 Day EONIA(3)

Morgan	MSGWELVE	3/22/23	Pay	0.500% +	Monthly	13	1,877	—	(35)
Stanley	Basket			FED(2)

Morgan	MSWEJTRD	2/9/22	Receive	(0.450)% +	Monthly	16,256	195,215	—	4,679
Stanley	Basket			1 Day EONIA(3)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Morgan	Ocado	4/18/23	Pay	0.600% +	Monthly	909	$ 26,314	$ —	$ (539)
Stanley	Group plc			1 Day SONIA(1)

Morgan	Poste	3/22/23	Receive	(0.500)% +	Monthly	6,965	91,180	—	2,974
Stanley	Italiane SpA			1 Day EONIA(3)

Morgan	Schneider	11/29/21	Pay	0.600% +	Monthly	251	40,049	—	(1,547)
Stanley	Electric SA			1 Day EONIA(3)

Morgan	Standard	1/9/23	Pay	0.600% +	Monthly	40,236	288,649	—	10,864
Stanley	Chartered plc			1 Day SONIA(1)

Morgan	Tate & Lyle plc	4/18/23	Pay	0.600% +	Monthly	6,885	76,165	—	2,824
Stanley				1 Day SONIA(1)

Morgan	The Morgan	7/20/21	Receive	(0.850)%	Monthly	1,688	168,445	—	(2,126)
Stanley	Stanley Cyclicals			Fixed Rate
	vs. Defensives
	Baskets

Morgan	The Morgan	2/8/22	Pay	0.860%	Monthly	402	42,396	—	(255)
Stanley	Stanley U.S.			Fixed Rate
	Momentum
	Long Basket

Morgan	U.S. Quality	12/31/22	Pay	0.085%	Monthly	2,869	215,146	—	(1,081)
Stanley	Basket			Fixed Rate

Morgan	U.S. 3-Month	12/31/22	Pay	0.500%	Monthly	16	1,976	—	28
Stanley	Momentum			Fixed Rate

Morgan	Vacation	2/9/22	Receive	(0.450)% +	Monthly	1,066	184,215	—	(5,095)
Stanley	Basket			1 Day EONIA(3)

Morgan	Worldline SA	12/7/22	Pay	0.600% +	Monthly	4,896	480,653	—	56,096
Stanley				1 Day SONIA(1)

SHORT EQUITY SWAP CONTRACTS
Morgan	ABN AMRO	5/6/22	Receive	0.600% +	Monthly	(14,187)	(183,185)	—	(2,390)
Stanley	Bank			1 Day EONIA(3)

Morgan	Adyen NV	6/30/22	Pay	(0.400)% +	Monthly	(49)	(120,594)	—	(13,843)
Stanley				FED(2)

Morgan	Airbus	11/29/22	Receive	0.600% +	Monthly	(159)	(19,121)	—	61
Stanley	Group SE			1 Day EONIA(3)

Morgan	Aviva plc	5/6/22	Pay	(0.500)% +	Monthly	(11,586)	(64,054)	—	767
Stanley				1 Day SONIA(1)

Morgan	AXA SA	5/6/22	Receive	0.600% +	Monthly	(2,338)	(66,037)	—	(290)
Stanley				1 Day EONIA(3)

Morgan	Banco	5/6/22	Pay	(0.650)% +	Monthly	(76,654)	(295,698)	—	(36,928)
Stanley	Santander SA			1 Day EONIA(3)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	Bank of	2/1/22	Pay	(0.500)% +	Monthly	(32,396)	$(189,836)	$ —	$(20,785)
Stanley	Ireland Group plc			1 Day SONIA(1)

Morgan	CaixaBank SA	1/9/23	Receive	0.600% +	Monthly	(64,167)	(205,269)	—	(8,934)
Stanley				1 Day SONIA(1)

Morgan	Communications	3/22/23	Receive	0.500% +	Monthly	(2,113)	(116,849)	—	(12,827)
Stanley	Equipment			FED(2)
	Basket

Morgan	Custom Weiss US	4/1/22	Pay	(0.400)% +	Monthly	(1,460)	(348,122)	—	(3,942)
Stanley	Momentum Long			FED(2)

Morgan	Danone SA	5/6/22	Pay	(0.650)% +	Monthly	(470)	(33,177)	—	81
Stanley				1 Day EONIA(3)

Morgan	Dassault	11/29/21	Pay	(0.500)% +	Monthly	(776)	(180,012)	—	(5,235)
Stanley	Systems SE			1 Day SONIA(1)

Morgan	Entain plc	2/1/22	Pay	(0.500)% +	Monthly	(7,320)	(171,116)	—	(17,364)
Stanley				1 Day SONIA(1)

Morgan	Growth vs.	2/8/22	Receive	0.900%	Monthly	(1,575)	(228,863)	—	3,610
Stanley	Value Basket			Fixed Rate

Morgan	Hitachi Ltd.	9/8/21	Receive	0.200% +	Monthly	(36,828)	(399,723)	—	(27,707)
Stanley				1 Month LIBOR(5)

Morgan	HSBC	5/6/22	Pay	(0.500)% +	Monthly	(19,265)	(120,285)	—	(880)
Stanley	Holdings plc			1 Day SONIA(1)

Morgan	Infotech	6/30/22	Pay	(0.400)% +	Monthly	(3,408)	(671,853)	—	(35,652)
Stanley	Basket			FED(2)

Morgan	Lyxor	5/6/22	Pay	(0.500)% +	Monthly	(648)	(48,277)	—	—
Stanley	CAC 40 (DR)			1 Day EONIA(3)
	UCITS ETF

Morgan	Media Basket	11/23/22	Pay	(0.500)% +	Monthly	(1,328)	(120,662)	—	(418)
Stanley				FED(2)

Morgan	MSGWNPTC	2/2/22	Pay	(0.300)% +	Monthly	(125)	(10,191)	—	2,707
Stanley	Basket			FED(2)

Morgan	MSGWUQLS	4/1/22	Receive	0.500% +	Monthly	(861)	(201,078)	—	(4,229)
Stanley	INDEX SWAP			FED(2)

Morgan	U.S. Quality	2/2/22	Pay	(0.550)%	Monthly	(831)	(193,274)	—	(873)
Stanley	Short Basket			Fixed Rate

Morgan	MSWI0001	6/30/22	Pay	(0.500)% +	Monthly	(4,870)	(637,256)	—	(23,394)
Stanley	Basket			FED(2)

Morgan	Morgan	11/23/22	Pay	(0.200)% +	Monthly	(1,287)	(228,443)	—	(1,029)
Stanley	Stanley Crowd			FED(2)
	Basket

Morgan	Natixis	5/3/23	Pay	(0.500)% +	Monthly	(11,596)	(56,624)	—	(1,271)
Stanley				1 Day SONIA(1)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	NatWest	4/18/23	Receive	0.600% +	Monthly	(75,705)	$(205,448)	$ —	$ (3,182)
Stanley	Group plc			1 Day SONIA(1)

Morgan	Prudential plc	5/6/22	Pay	(0.500)% +	Monthly	(7,721)	(163,486)	—	(3,973)
Stanley				1 Day SONIA(1)

Morgan	Royal Mail plc	5/6/22	Receive	0.600% +	Monthly	(7,230)	(49,534)	—	(1,731)
Stanley				1 Day EONIA(3)

Morgan	SAAS Basket	6/30/22	Pay	(0.400)% +	Monthly	(243)	(150,981)	—	3,861
Stanley				FED(2)

Morgan	Schroders plc	5/6/22	Pay	(0.500)% +	Monthly	(601)	(29,944)	—	(3,646)
Stanley				1 Day SONIA(1)

Morgan	Societe	5/6/22	Pay	(0.500)% +	Monthly	(11,012)	(313,262)	—	(13,695)
Stanley	Generale SA			1 Day SONIA(1)

Morgan	Software	4/1/22	Pay	(0.400)% +	Monthly	(2,396)	(477,379)	—	28,475
Stanley	Basket			FED(2)

Morgan	Standard	1/9/23	Pay	(0.500)% +	Monthly	(2,335)	(16,751)	—	(845)
Stanley	Chartered plc			1 Day SONIA(1)

Morgan	Stay at	2/2/22	Pay	(0.250)% +	Monthly	(140)	(25,663)	—	3,076
Stanley	Home Basket			FED(2)

Morgan	The Morgan	7/20/21	Receive	0.850%	Monthly	(599)	(59,774)	—	672
Stanley	Stanley Cyclicals			Fixed Rate
	vs. Defensives
	Baskets

Morgan	The Morgan	3/27/23	Pay	(0.750)% +	Monthly	(2,765)	(674,446)	—	(53,457)
Stanley	Stanley U.S.			FED(2)
	Growth
	Long Basket

Morgan	U.S. Value	9/8/21	Pay	(0.400)% +	Monthly	(78)	(29,075)	—	1,403
Stanley	Short Basket			TONAR(4)

Morgan	Unprofitable	2/8/22	Receive	0.500% +	Monthly	(12,802)	(1,023,904)	—	25,367
Stanley	Tech Basket			FED(2)

Morgan	Volkswagon	4/1/22	Pay	(0.700)% +	Monthly	(3,023)	(390,700)	—	1,763
Stanley	Group Hedged			FED(2)
	Basket
									$(130,992)
(1)	Sterling OverNight Index Average
(2)	Federal Funds Rate
(3)	Euro OverNight Index Average
(4)	Bank of Japan Estimate Unsecured Overnight Call Rate
(5)	London Interbank Offered Rate
plc –	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Futures Contracts (Unaudited)
April 30, 2021

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
6/21/21	CBT 10-Year U.S. Treasury Bond	260	$28,396,229	$(452,264)
6/21/21	CBT Long Term U.S. Treasury Bond	22	3,027,062	(52,910)
6/21/21	CBT Ultra Long Term U.S. Treasury Bond	166	18,846,471	(474,734)
6/18/21	E-Mini Russell 2000	18	2,035,350	(72,297)
6/18/21	E-Mini S&P 500	90	18,784,800	948,674
6/18/21	E-Mini S&P MidCap 400	38	10,337,140	164,611
			$81,427,052	$61,080

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2021

ASSETS:
Investments, at value (Cost $172,168,411)	$176,403,166
Cash	100,000
Deposits at broker for securities sold short	65,169,150
Receivable for investments sold	28,393,622
Deposits for futures	3,081,196
Collateral for swap contracts	1,501,000
Receivable for fund shares sold	236,382
Dividends and interest receivable	30,849
Prepaid expenses and other receivables	33,902
Total assets	274,949,267

LIABILITIES:
Securities sold short, at value (Proceeds of $63,878,097)	65,874,556
Written option contracts, at value (Premiums received $37,599)	22,496
Payable for foreign currency, at value (Proceeds $570,186)	557,144
Payable for investments purchased	27,888,594
Variation margin payable, net	235,132
Payable to Adviser	127,182
Payable for swap contracts, net	125,524
Payable for custodian fees	56,879
Dividends and interest payable for securities sold short	74,656
Payable for fund administration and fund accounting fees	30,462
Payable for transfer agent fees and expenses	13,078
Payable for fund shares redeemed	5,317
Payable for compliance fees	2,576
Distribution and shareholder servicing fees payable	2,575
Accrued expenses and other liabilities	47,913
Total liabilities	95,064,084
NET ASSETS	$179,885,183

NET ASSETS CONSISTS OF:
Paid-in capital	$176,981,944
Total distributable earnings	2,903,239
Total net assets	$179,885,183

	Class K	Investor
	Shares	Class Shares
Net assets	$171,945,299	$7,939,884
Shares issued and outstanding(1)	16,117,247	753,154
Net asset value and offering price per share	$10.67	$10.54

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2021

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $7,048)	$1,432,223
Interest income, including broker interest on short positions	144,928
Total investment income	1,577,151

EXPENSES:
Investment advisory fees (See Note 3)	1,019,973
Dividends on securities sold short	613,893
Borrowing expense on securities sold short	301,059
Custodian fees (See Note 3)	270,370
Fund administration and fund accounting fees (See Note 3)	115,497
Transfer agent fees (See Note 3)	48,537
Audit fees	24,546
Federal and state registration fees	17,314
Legal fees	16,251
Distribution fees – Investor Class (See Note 5)	8,841
Compliance fees (See Note 3)	8,009
Reports to shareholders	6,761
Trustees’ fees (See Note 3)	6,190
Insurance fees	4,552
Shareholder servicing fees – Investor Class (See Note 5)	3,536
Other	2,430
Total expenses before reimbursement	2,467,759
Less: Expense reimbursement by Adviser (See Note 3)	(520,457)
Net expenses	1,947,302
NET INVESTMENT LOSS	(370,151)

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	19,551,032
Securities sold short	(14,292,079)
Written option contracts expired or closed	32,307
Swap contracts	206,764
Futures contracts	2,417,040
Forward currency contracts	(2,530)
Foreign currency transactions	(24,168)
Net realized gain	7,888,366
Net change in unrealized appreciation (depreciation) on:
Investments	3,792,884
Securities sold short	(3,327,670)
Written option contracts	8,626
Swap contracts	39,064
Futures contracts	446,841
Forward currency contracts	71
Foreign currency translation	11,086
Net change in unrealized appreciation	970,902
Net realized and change in unrealized gain on investments	8,859,268
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,489,117

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS:
Net investment loss	$(370,151)	$(242,607)
Net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts, futures contracts, forward currency contracts,
and foreign currency transactions	7,888,366	5,158,137
Change in unrealized appreciation on investments, securities sold short, written option contracts, swap contracts, futures contracts, forward currency
contracts, and foreign currency translation	970,902	221,999
Net increase in net assets resulting from operations	8,489,117	5,137,529

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(6,974,185)	(9,169,641)
Investor Class	(457,953)	(568,710)
Total distributions to shareholders	(7,432,138)	(9,738,351)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	81,058,314	7,256,590

NET INCREASE IN NET ASSETS	82,115,293	2,655,768

NET ASSETS:
Beginning of period	97,769,890	95,114,122
End of period	$179,885,183	$97,769,890

(1)	A summary of capital share transactions is a3s follows:

SHARE TRANSACTIONS:
			For the Six Months Ended
	April 30, 2021		For the Year Ended
	(Unaudited)		October 31, 2020
	Shares	Amount	Shares	Amount
Class K:
Issued	8,969,215	$95,124,815	1,268,413	$13,295,986
Issued to holders in
reinvestment of dividends	666,111	6,974,185	617,320	6,315,180
Redeemed	(2,128,924)	(23,080,229)	(1,242,096)	(13,070,540)
Redemption fees	—	—	—	—
Net increase in Class K	7,506,402	$79,018,771	643,637	$6,540,626
Investor Class:
Issued	194,822	$2,052,346	97,053	$1,005,108
Issued to holders in
reinvestment of dividends	44,204	457,953	55,975	568,710
Redeemed	(45,021)	(470,756)	(85,616)	(857,855)
Redemption fees	—	—	—	1
Net increase in Investor Class	194,005	$2,039,543	67,412	$715,964
Net increase in shares outstanding	7,700,407	$81,058,314	711,049	$7,256,590

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Cash Flows
For the Period Ended April 30, 2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$8,489,117
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchases of investments	(452,883,397)
Purchases of short-term investments, net	(18,311,425)
Proceeds from sales of investments	411,242,480
Increase in variation margin for futures contracts	(22,338)
Increase in receivable for investments sold	(18,430,794)
Increase in net receivable for swap contracts	(44,532)
Decrease in payable for forward currency contracts	(71)
Increase in net payable to Adviser	169,895
Increase in dividends and interest receivable	(5,838)
Increase in prepaid expenses and other receivables	(25,663)
Proceeds from securities sold short	407,431,120
Purchases to cover securities sold short	(394,672,430)
Premiums received on written option contracts	526,393
Written option contracts expired or closed	(480,616)
Increase in payable for investments purchased	16,615,285
Decrease in payable for fund administration and fund accounting fees	(12,162)
Decrease in payable for custodian fees	(31,212)
Decrease in payable for transfer agent fees and expenses	(2,726)
Decrease in net payable for unsettled futures contracts	(2,155)
Increase in dividends and interest payable for securities sold short	44,220
Decrease in payable for compliance fees	(117)
Decrease in payable for trustees’ fees	(373)
Increase in distribution and shareholder servicing fees payable	825
Decrease in accrued expenses and other liabilities	(23,745)
Net realized gain on investments	(19,551,032)
Net realized loss on securities sold short	14,292,079
Net realized gain on written option contracts expired or closed	(32,307)
Net realized loss on foreign currency transactions	24,168
Change in unrealized appreciation/depreciation on investments	(3,792,884)
Change in unrealized appreciation/depreciation on securities sold short	3,327,670
Change in unrealized appreciation/depreciation on written option contracts	(8,626)
Change in unrealized appreciation/depreciation on foreign currency translation	(11,086)
Net cash from operating activities	(46,182,277)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$97,035,779
Payment for shares redeemed	(23,545,668)
Net cash provided by financing activities	73,490,111
Net change in cash	$27,307,834

CASH, FOREIGN CURRENCY AND RESTRICTED CASH:
Beginning Balance	$41,986,367
Ending Balance	$69,294,201

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Cash Flows – Continued
For the Period Ended April 30, 2021

SUPPLEMENTAL DISCLOSURES:
Borrowing expense on securities sold short	$301,059
Non-cash financing activities – reinvestment of distributions	$7,432,138
Non-cash financing activities – increase in receivable for Fund shares sold	$141,382
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE
BEGINNING OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$90,675
Cash held in foreign currency	1,405,177
Deposit with brokers
Collateral for swap contracts	1,236,000
Deposits for futures	1,930,880
Short sale proceeds	37,323,635
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE
END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$100,000
Cash held in foreign currency	(557,144)
Deposit with brokers
Collateral for swap contracts	1,501,000
Deposits for futures	3,081,196
Short sale proceeds	65,169,150

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2021	October 31,	October 31,	October 31,	October 31,	October 31,
Class K	(Unaudited)	2020	2019	2018	2017	2016(1)

PER SHARE DATA(2):
Net asset value, beginning of period	$10.67	$11.25	$10.44	$10.45	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.03)	(0.02)	0.08	0.01	(0.10)	(0.05)
Net realized and unrealized
gain on investments	0.84	0.62	1.18	0.17	0.59	0.45
Total from investment operations	0.81	0.60	1.26	0.18	0.49	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.11)	(0.21)	—	(0.05)	—
Net realized gains	(0.79)	(1.07)	(0.24)	(0.19)	(0.39)	—
Total distributions	(0.81)	(1.18)	(0.45)	(0.19)	(0.44)	—
Redemption fees	—	—	—	0.00 (4)	—	—
Net asset value, end of period	$10.67	$10.67	$11.25	$10.44	$10.45	$10.40

TOTAL RETURN(5)	7.74%	5.79%	12.76%	1.61%	4.97%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$171,945	$91,865	$89,627	$81,498	$33,214	$2,701
Ratio of gross expenses
to average net assets:
Before expense reimbursement(6)(7)	3.61%	4.07%	3.95%	4.25%	8.70%	12.86%
After expense reimbursement(6)(7)	2.85%	3.05%	3.16%	3.27%	3.37%	3.44%
Ratio of dividends, interest, and borrowing
expense on securities sold short
to average net assets(6)	1.35%	1.55%	1.66%	1.77%	1.69%	1.29%
Ratio of operating expenses to average
net assets excluding dividends, interest,
and borrowing expense on
securities sold short(6)(7)	1.50%	1.50%	1.50%	1.50%	1.68%	2.15%
Ratio of net investment income (loss)
to average net assets(6)(7)	(0.53)%	(0.24)%	0.78%	0.11%	(0.96)%	(0.53)%
Portfolio turnover rate(5)(8)	385%	738%	585%	700%	494%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the periods.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2021	October 31,	October 31,	October 31,	October 31,
Investor Class	(Unaudited)	2020	2019	2018	2017(1)

PER SHARE DATA(2):
Net asset value, beginning of period	$10.56	$11.16	$10.38	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.05)	(0.06)	0.05	(0.02)	(0.07)
Net realized and unrealized
gain on investments(9)	0.83	0.61	1.18	0.15	0.52
Total from investment operations	0.78	0.55	1.23	0.13	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.08)	(0.21)	—	—
Net realized gains	(0.79)	(1.07)	(0.24)	(0.19)	—
Total distributions	(0.80)	(1.15)	(0.45)	(0.19)	—
Redemption fees	—	0.00 (4)	0.00 (4)	0.00 (4)	—
Net asset value, end of period	$10.54	$10.56	$11.16	$10.38	$10.44

TOTAL RETURN(5)	7.46%	5.48%	12.36%	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,940	$5,905	$5,487	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	3.96%	4.42%	4.30%	4.60%	11.46%
After expense reimbursement(6)(7)	3.20%	3.40%	3.51%	3.62%	3.96%
Ratio of dividends, interest, and borrowing expense on
securities sold short to average net assets(6)	1.35%	1.55%	1.66%	1.77%	1.95%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing expense
on securities sold short(6)(7)	1.85%	1.85%	1.85%	1.85%	2.01%
Ratio of net investment income (loss)
to average net assets(6)(7)	(0.88)%	(0.59)%	0.43%	(0.24)%	(1.02)%
Portfolio turnover rate(5)(8)	385%	738%	585%	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the year.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

(9)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited)
April 30, 2021

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Multi-Strategy Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of April 30, 2021, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee prior to November 22, 2019. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2021:

	Level 1	Level 2	Level 3		Total
Assets
Investments at Fair Value
Long Common Stocks(1)	$70,952,790	$2,938,612	$97,048		$73,988,450
Long Contingent Value Rights	—	—	209		209
Long Warrants	115,230	—	—	(3)	115,230
Long Exchange Traded Funds	71,698,794	—	—		71,698,794
Long Preferred Stocks	57,200	447,820	—		505,020
Purchased Options	—	95,057	—		95,057
Long Short-Term Investments	30,000,406	—	—		30,000,406

Other Instruments
Futures Contracts(2)	—	61,080	—		61,080
	$172,824,420	$3,542,569	$97,257		$176,464,246
Liabilities
Investments at Fair Value
Common Stocks Sold Short(1)	$(45,194,910)	$(1,509,281)	$—		$(46,704,191)
Exchange Traded Funds Sold Short	(19,170,365)	—	—		(19,170,365)
Short Rights	—	— (3)	—		— (3)

Other Instruments
Written Options	—	(22,496)	—		(22,496)
Swap Contracts(2)	—	(130,992)	—		(130,992)
	$(64,365,275)	$(1,662,769)	$—		$(66,028,044)

(1)	Please refer to the Schedule of Investments to view long and short common stocks/convertible preferred stocks segregated by industry type.
(2)
Swap contracts, futures contracts and forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Open Swap and Open Futures contracts.

(3)	Amount less than $0.50.

For the period ended April 30, 2021, there were no transfers into or out of Level 3 securities.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

F.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the  risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into futures contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At year end, the unrealized appreciation and depreciation on LME futures contracts is shown as a receivable for unsettled open futures contracts and payable for unsettled futures contracts, respectively, on the Statement of Assets and Liabilities. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2021, the Fund entered into both long and short equity swap contracts. The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”), Federal Funds Rate (“FED”) or London Interbank Offered Rate (“LIBOR”) (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR, FED or LIBOR (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund employs a risk optimized allocation strategy by investing in (1) an actively managed, diversified, market neutral multi-strategy portfolio that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Component”), (2) a long-only “growth” overlay of equity securities (the “Growth Component”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Components. The Fund’s Growth and Defensive Components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Component will, under normal circumstances, consist of domestically traded large- and midcap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Components, will, under normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).

The Fund’s Core Market Neutral Component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Component.

The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond or Defensive Component) than to higher risk asset classes (i.e., those that comprise the equity or Growth Component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to the Core Market Neutral, Growth and Defensive Components can fluctuate widely.

The equity securities that comprise the Fund’s Growth Component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Component and Core Market Neutral Component may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2021, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	903	$7,726,345
Written Option Contracts	460	3,607,562
Long Total Return Swap Contracts	523,433	5,290,360
Short Total Return Swap Contracts	333,793	6,683,077
Long Futures Contracts	470	67,290,883
Short Futures Contracts	—	13,936
Long Forward Contracts	7,504	912
Short Forward Contracts	92,662	897

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2021:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$95,057	$—
Written Option Contracts
Equity	Written option contracts, at value	—	22,496
Swap Contracts
Equity	Payable for swap contracts	—	125,524
Futures Contracts
Equity	Variation margin for futures contracts	—	979,908
Interest rate	Variation margin for futures contracts	1,040,988	—
Total Futures Contracts		1,040,988	979,908
Total		$1,136,045	$1,127,928

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2021:

	Net Realized Gain (Loss) on Derivatives
	Purchased	Written			Forward
	Option	Option	Swap	Futures	Currency
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(121,836)	$32,307	$206,764	$5,762,153	$—	$5,879,388
Commodity Contracts	—	—	—	(2,154)	—	(2,154)
Interest Rate Contracts	—	—	—	(3,342,959)	—	(3,342,959)
Foreign Exchange Contracts	—	—	—	—	(2,530)	(2,530)
Total	$(121,836)	$32,307	$206,764	$2,417,040	$(2,530)	$2,531,745

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased	Written			Forward
	Option	Option	Swap	Futures	Currency
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(118,006)	$8,626	$39,064	$1,409,477	$—	$1,339,161
Commodity Contracts	—	—	—	2,154	—	2,154
Interest Rate Contracts	—	—	—	(964,790)	—	(964,790)
Foreign Exchange Contracts	—	—	—	—	71	71
Total	$(118,006)	$8,626	$39,064	$446,841	$71	$376,596

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.50% of the Fund’s average daily net assets. As of April 30, 2021, Class A shares and Class I shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provide that, after payment of the recoupment, the Total Annual Fund Operating Expenses do no exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advise, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
May 2021 to October 2021	$344,720
November 2021 to October 2022	712,179
November 2022 to October 2023	969,449
November 2023 to October 2024	520,457

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2021, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to October 31, 2018.

As of October 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$63,689,304
Gross unrealized appreciation	$4,778,962
Gross unrealized depreciation	(10,012,756)
Net unrealized depreciation	(5,233,794)
Undistributed ordinary income	—
Undistributed long-term capital gain	7,264,313
Other accumulated losses	(184,259)
Total distributable earnings	$1,846,260

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, derivatives and constructive sales.

As of October 31, 2020, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31. For the taxable year ended October 31, 2020, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2020 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
$(433,751)	$433,751

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

The tax character of distributions paid for the period ended April 30, 2021 and October 31, 2020 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2021	$7,432,138	$ —	$7,432,138
2020	6,836,476	2,901,875	9,738,351

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2021, Class A shares are not available. For the period ended April 30, 2021, the Investor Class incurred expenses of $8,841 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the period ended April 30, 2021, the Investor Class incurred expenses of $3,536 to the plan. As of April 30, 2021, Class A and Class I shares are not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

Distribution and shareholder servicing fees are not subject to the Operating Expenses Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2021, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	499,353,475	462,450,954

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$238,993	$238,993	$—	$—	$—	$—
Futures Contracts	65,437	65,437	—	—	—	—
	$304,430	$304,430	$—	$—	$—	$—

Liabilities:
Description
Written Option Contracts	$22,496	$—	$22,496	$—	$22,496	$—
Swap Contracts	369,985	238,993	130,992	—	130,992	—
Futures Contracts	300,570	65,438	235,132	65,437	169,695	—
	$693,051	$304,431	$388,620	$65,437	$323,183	$—

* In some instances, the actual collateral pledged/received may be more than amount shown.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2021

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2021, National Financial Services, for the benefit of its customers, owned 74.35% of the outstanding shares of the Fund.

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

10.  LIBOR

The Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away for LIBOR on the Fund or on certain instruments in which the Fund invests are not known.

11.  SUBSEQUENT EVENTS

As of June 24, 2021, Jeanine M. Bajczyk no longer serves an Interested Trustee of the Trust. As of June 24, 2021, Elaine E. Richards has replaced Ms. Bajczyk as Interested Trustee of the Trust.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There are no additional subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited)
April 30, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)                      /s/ Ryan Roell
Ryan Roell, President

Date     July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) )                   /s/ Ryan Roell
Ryan Roell, President

Date     July 2, 2021

By (Signature and Title)                      /s/ Cullen Small
Cullen Small, Principal Financial Officer

Date     July 2, 2021